Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Oct 25, 2012
Entity Registrant Name	Divine Skin Inc.
Entity Central Index Key	0001463959
Entity Filer Category	Smaller Reporting Company

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 868,160	$ 1,284,343	$ 146,405
Accounts receivable, net	2,483,095	1,888,453	737,954
Inventory	2,367,924	2,174,784	1,181,680
Prepaid expenses and other current assets	359,778	57,940	110,601
Total Current Assets	6,078,957	5,405,520	2,176,640
Furniture and equipment, net	84,877	53,017	18,861
Intangible assets, net	632,436	630,316	730,916
Other assets	72,958	15,138	17,443
TOTAL ASSETS	6,869,228	6,103,991	2,943,860
Current Liabilities
Accounts payable and accrued expenses	1,268,384	1,021,313	604,311
Credit facility	661,628
Other current liabilities	150,936	77,432	21,162
TOTAL LIABILITIES	2,080,948	1,098,745	625,473
COMMITMENTS AND CONTINGENCIES
Equity
Preferred stock, $0.001 par value, 30 million shares authorized: 10 million shares issued and outstanding at June 30, 2012, December 31, 2011 and December 31, 2010, respectively	10,000	10,000	10,000
Common stock, $0.001 par value, 300 million shares authorized: 107,279,442, 105,029,613 and 94,961,001 shares issued and outstanding at June 30, 2012, December 31, 2011 and December 31, 2010, respectively	107,279	105,030	94,961
Additional paid-in-capital	7,070,672	6,512,141	2,824,459
Stock subscription	(100,000)	(100,000)	(70,000)
Accumulated deficit	(2,299,671)	(1,506,893)	(528,293)
Total Shareholders' Equity	4,788,280	5,020,278	2,331,127
Non-Controlling Interest		(15,032)	(12,740)
Total Equity	4,788,280	5,005,246	2,318,387
TOTAL LIABILITIES AND EQUITY	$ 6,869,228	$ 6,103,991	$ 2,943,860

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	30,000,000	30,000,000	30,000,000
Preferred stock, shares issued	10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding	10,000,000	10,000,000	10,000,000
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	107,279,442	105,029,613	94,961,001
Common stock, shares outstanding	107,279,442	105,029,613	94,961,001

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Product sales	$ 3,804,651	$ 2,330,524	$ 5,913,075	$ 4,679,980	$ 10,368,735	$ 5,401,957
Consulting and other income						91,750
Less returns and allowances	(306,389)	651	(430,831)	(98,388)	(695,874)	(48,902)
Net revenue	3,498,262	2,331,174	5,482,244	4,581,592	9,672,861	5,444,805
Cost of Goods Sold	2,048,115	983,719	2,981,778	2,138,295	4,751,961	1,883,160
Gross Profit	1,450,147	1,347,455	2,500,466	2,443,296	4,920,900	3,561,645
Selling and marketing:
Commissions and consulting	399,735	438,532	699,535	698,382
Other selling and marketing expenses	410,485	271,220	873,835	549,059
Total selling and marketing	810,220	709,752	1,573,370	1,247,441	2,856,482	1,626,675
General and administrative
Salary and personnel costs	290,105	256,040	598,827	526,247
Professional fees and consulting costs	428,846	210,643	708,341	538,777
Other general and administrative expenses	295,179	234,843	422,318	386,549
Total general and administrative	1,014,130	701,526	1,729,486	1,451,573	3,057,988	2,123,670
Total operating costs and expenses	1,824,350	1,411,278	3,302,856	2,699,013	5,914,470	3,750,345
Operating loss	(374,203)	(63,823)	(802,390)	(255,717)	(993,570)	(188,700)
Other Income (Expense)
Interest income	185	(149)	776	(149)	454
Interest expense	(10,184)		(10,184)
Other	16,117	6,700	3,375	7,733	12,224	38,887
Total other income (expense)	6,118	6,551	(6,033)	7,584	12,678	38,887
Loss Before Taxes	(368,085)	(57,272)	(808,423)	(248,133)	(980,892)	(149,813)
Income Tax Benefit
Net Loss	(368,085)	(57,272)	(808,423)	(248,133)	(980,892)	(149,813)
Net Loss Attributable to Non-Controlling Interest		2,292		2,292	2,292	12,740
Net Loss Attributable to Shareholders of Divine Skin, Inc.	$ (368,085)	$ (54,980)	$ (808,423)	$ (245,841)	$ (978,600)	$ (137,073)
Basic and Diluted Earnings per Share:
Weighted average shares	106,085,949	99,462,719	105,607,986	98,072,787	100,611,200	92,668,273
Loss per share	$ 0	$ 0	$ (0.01)	$ 0	$ (0.01)	$ 0

CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Stock Subscription Receivable [Member]	Accumulated Deficit [Member]	Total Shareholders Equity [Member]	Non-controlling Interest [Member]
Balance at Dec. 31, 2009	$ 1,369,607	$ 10,000	$ 89,986	$ 1,660,841		$ (391,220)	$ 1,369,607
Balance, shares at Dec. 31, 2009		10,000,000	89,986,001
Shares Issued:
Sold to private investors	844,500		4,506	839,994			844,500
Sold to private investors, shares			4,506,000
Less: Issuance costs	(249,600)			(249,600)			(249,600)
For services
Investor relations	157,000		444	156,556			157,000
Investor relations, shares			444,000
Employee/associate compensation	4,500		25	4,475			4,500
Employee/associate compensation, shares			25,000
Consulting
Consulting, shares
Common shares to be returned	(70,000)				(70,000)		(70,000)
Warrants and Options:
Vested for trading symbol	160,000			160,000			160,000
Issued for financial consulting services	252,193			252,193			252,193
Net Loss	(137,073)					(137,073)	(137,073)	(12,740)
Balance at Dec. 31, 2010	2,318,387	10,000	94,961	2,824,459	(70,000)	(528,293)	2,331,127	(12,740)
Balance, shares at Dec. 31, 2010		10,000,000	94,961,001
Shares Issued:
Sold to private investors	2,069,500		8,039	2,061,461			2,069,500
Sold to private investors, shares	8,039,281		8,039,281
Less: Issuance costs	(459,769)			(459,769)			(459,769)
For services
Investor relations	4,600		85	34,515	(30,000)		4,600
Investor relations, shares			85,000
Employee/associate compensation	70,096		180	69,916			70,096
Employee/associate compensation, shares			180,046
Consulting	42,151		101	42,050			42,151
Consulting, shares			100,641
Sold to Securities Purchase Agreement Investors	1,730,000		6,179	1,723,821			1,730,000
Sold to Securities Purchase Agreement Investors, shares			6,178,572
Less: Issuance costs	(164,774)			(164,774)			(164,774)
Shares Cancelled / Surrendered:
Surrendered by founders			(7,018)	7,018
Surrendered by founders, shares			(7,017,805)
Warrants and Options:
Vested for trading symbol	192,000			192,000			192,000
Issued for financial consulting services	134,244			134,244			134,244
Exercised	25,029		2,503	22,526			25,029
Exercised, shares			2,502,877
Issued for Placement Agent fees on Securities Purchase Agreement	24,674			24,674			24,674
Net Loss	(978,600)					(978,600)	(978,600)	(2,292)
Balance at Dec. 31, 2011	5,005,246	10,000	105,030	6,512,141	(100,000)	(1,506,893)	5,020,278	(15,032)
Balance, shares at Dec. 31, 2011		10,000,000	105,029,613
For services
Investor relations	193,394		847	192,547			193,394
Investor relations, shares			846,968
Employee/associate compensation	133,316		502	132,814			133,316
Employee/associate compensation, shares			502,490
Consulting	4,000		20	3,980			4,000
Consulting, shares			20,000
Distributor award	30,000		88	29,912			30,000
Distributor award, shares			88,235
Distributor award, second issuance	100,000		385	99,615			100,000
Distributor award second issuance, shares			385,136
Warrants and Options:
Vested for trading symbol	96,000			96,000			96,000
Exercised	4,070		407	3,663			4,070
Exercised, shares			407,000
Disposal of Brazil distribution joint venture	30,677					15,645	15,645	15,032
Net Loss	(808,423)					(808,423)	(808,423)
Balance at Jun. 30, 2012	$ 4,788,280	$ 10,000	$ 107,279	$ 7,070,672	$ (100,000)	$ (2,299,671)	$ 4,788,280
Balance, shares at Jun. 30, 2012		10,000,000	107,279,442

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net loss	$ (808,423)	$ (248,133)	$ (980,892)	$ (149,813)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	130,117	89,874	200,722	118,178
Bad debt	82,551	11,205	41,032	28,546
Product return and advertising reserve	120,000		112,652
Inventory allowance	20,000
Stock issued for services	460,710	78,841	116,847	21,500
Warrants issued for financial services		134,244	134,244	133,600
Warrants vested for other services	96,000	96,000	192,000	162,071
Changes in operating assets and liabilities:
Accounts receivable	(677,193)	(1,084,960)	(1,304,182)	(77,015)
Inventory	(213,140)	(759,883)	(993,105)	(463,572)
Prepaid expenses and other current assets	(343,686)	(41,485)	(5,644)	(32,549)
Accounts payable and accrued expenses	247,071	216,307	417,003	(340,589)
Other current liabilities	73,503	21,356	56,270	7,768
Net cash used in operating activities	(932,490)	(1,486,634)	(2,013,053)	(591,875)
Cash Flows from Investing Activities:
Purchases of furniture and equipment	(46,292)	(21,706)	(50,945)
Purchase of injection molds	(48,287)
Disposal of Brazil Joint Venture	4,678
Purchase of brand rights	(52,420)			(106,666)
Security deposits	(3,000)	(1,095)	2,305	(9,403)
Net cash used in investing activities	(145,321)	(22,801)	(48,640)	(116,069)
Cash Flows from Financing Activities:
Net proceeds from credit facility	661,628
Proceeds from sale of stock subscription to investors		43,000	1,730,000
Less issuance costs		(5,829)	(140,100)
Proceeds from sale of stock		1,737,250	2,069,500	844,500
Less issuance costs		(403,625)	(459,769)	(249,600)
Net cash provided by financing activities	661,628	1,370,796	3,199,631	594,900
Increase (decrease) in cash	(416,183)	(138,639)	1,137,938	(113,044)
Cash, Beginning of Period	1,284,343	146,405	146,405	259,449
Cash, End of Period	868,160	7,766	1,284,343	146,405
Supplemental Information:
Cash paid for interest	10,050
Cash paid for taxes
Non-cash Items:
Issuance cost paid in warrants			$ 24,670

ORGANIZATION AND NATURE OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
ORGANIZATION AND NATURE OF BUSINESS [Abstract]
ORGANIZATION AND NATURE OF BUSINESS

NOTE 1. - ORGANIZATION AND NATURE OF BUSINESS

Terms and Definitions

AICPA	American Institute of Certified Public Accountants
ASC	Accounting Standards Codification
ASU	Accounting Standards Update
DSKX	Divine Skin, Inc. (parent of the publicly traded consolidated group)
DSL	DS Laboratories, Inc. (a subsidiary of Divine Skin, Inc.)
FASB	Financial Accounting Standards Board
FIFO	First-in, First-out
GAAP (US)	Generally Accepted Accounting Principles as applied in the United States
IFRS	International Financial Reporting Standards
POLARIS	Polaris Labs, Inc. (a subsidiary of Divine Skin, Inc.)
PPM	Private Placement Memorandum
SEC	Securities Exchange Commission
SFAS or FAS	Statement of Financial Accounting Standards
SIGMA	Sigma Development and Holding Co. (a subsidiary of Divine Skin, Inc.)
SPA	Security Purchase Agreement
Q212-QTR	Three months ended June 30, 2012
Q211-QTR	Three months ended June 30, 2011
Q212-YTD	Six months ended June 30, 2012
Q211-YTD	Six months ended June 30, 2011
VIE	Variable Interest Entity

Organization and Nature of Business

Divine Skin, Inc. (the "Company", "Divine Skin", "DS Laboratories", "we", "us" or "our") was organized under the laws of the State of Florida in January 2007. Through its predecessors, the Company has been developing and marketing hair care, skin care and personal care products for over fifteen years. The Company has grown steadily over the last few years with a network of top specialty retailers and distributors throughout North America, Europe, Asia and South America. Divine Skin researches and develops its own products, which management believes keeps the Company at the forefront of innovation. Management believes the Company is currently a leading innovator of "Liposome Technology", which acts as a carrier agent, and has been designed to enhance the action of the active ingredients in our products. We currently offer hair care, hair loss, skin care, anti-aging, cellulite and personal care products. These products are within the following product lines:

·	Hair Care
·	Skin Care
·	Personal Care

History of the Company

Divine Skin Inc. (a Florida corporation) was incorporated in January 2007 and capitalized with the assets recovered from a terminated predecessor New York corporation. DS Laboratories, Inc. (a Florida corporation) was also incorporated in January 2007. The companies were founded by common shareholders.

In the first quarter of 2009,

·

the Company acquired 100% of the outstanding shares of DS Laboratories, Inc. (a Florida corporation) and Sigma Development and Holding Co. (a Florida corporation), both for a nominal amount. DS Laboratories has been idle since its inception in 2007.

·	Sigma was founded as an upscale brand addition to the Company's product portfolio.
·

Polaris Labs, Inc. (a Florida corporation) was founded to distribute versions of the Company's products that, for marketing purposes, are sold through physicians and foreign distributors under the Polaris brand.

The primary operating entity is Divine Skin, Inc. and currently conducts its business under the "DS Laboratories" and "Divine Skin" trade names.

In the fourth quarter of 2009, we completed an agreement with DS Laboratories Brazil, LTDA to distribute our products and additional future products specifically tailored for the Brazilian market. The costs associated with procuring this agreement have been capitalized and are amortized over the life of the agreement.

In the first quarter of 2010, we filed an S-1 Selling Shareholder Registration Statement with the SEC which was declared effective by the SEC and obtained its trading symbol (DSKX) permitting the quotation of its shares of common stock on the Over the Counter Bulletin Board (OTCBB now OTCQB).

In the first quarter of 2011, we began distribution of Nutra Origin brand nutraceutical products under an exclusive distribution agreement with the manufacturer. Our chairman's father is part owner and COO of the manufacturer of Nutra Origin brand products.

In the third quarter of 2011, the Company finalized discussions with DS Laboratories Brazil, LTDA, to modify its joint venture distribution agreement. In exchange for 100% ownership in the joint venture, our Brazilian distributor has committed to fully fund the product development and licensing of our products in Brazil. We will remain the license holder once the license is granted and we retain our exclusivity for Brazilian distribution. We expect the licensure process to complete and commence sales in Q3 2012. As of June 30, 2012, the Company had invested $26,000 in this venture which will be repaid by our distributor.

In the fourth quarter of 2011, we completed a SPA raising approximately $1.6 million, net of issuance costs.

In the first quarter of 2012, we organized DS Distribution as a wholly owned subsidiary of Polaris Labs, Inc. DS Distribution was organized to process online orders for certain Polaris products.

In the second quarter of 2012, we engaged in negotiations to license or acquire the Nutra Origin brand. Although the negotiations are not finalized, we anticipate paying $7,000 to $10,000 per month for an exclusive 10 year license to use the Nutra Origin brand. We also acquired the 100% of the Pure Guild brand license (see Note 6).

NOTE 1. - ORGANIZATION AND NATURE OF BUSINESS

Terms and Definitions

AICPA	American Institute of Certified Public Accountants
ASC	Accounting Standards Codification
ASU	Accounting Standards Update
FASB	Financial Accounting Standards Board
FIFO	First-in, First-out
GAAP (US)	Generally Accepted Accounting Principles as applied in the United States
IFRS	International Financial Reporting Standards
PPM	Private Placement Memorandum
SEC	Securities Exchange Commission
SFAS or FAS	Statement of Financial Accounting Standards
SPA	Security Purchase Agreement
Q411-QTR	Three months ended December 31, 2011
Q410-QTR	Three months ended December 31, 2010
Q411-YTD	Year ended December 31, 2011
Q410-YTD	Year ended December 31, 2010
VIE	Variable Interest Entity

Organization and Nature of Business

Divine Skin, Inc. (the "Company", "Divine Skin", "DS Laboratories", "we", "us" or "our") was organized under the laws of the State of Florida in January 2007. Through its predecessors, the Company has been developing and marketing skin care and personal care products for over fifteen years. The Company has grown steadily over the last few years with a network of top specialty retailers and distributors throughout North America, Europe, Asia and South America. Divine Skin researches and develops its own products, which management believes keeps the Company at the forefront of innovation. Management believes the Company is currently a leading innovator of "Liposome Technology", which acts as a carrier agent, and has been designed to enhance the action of active ingredients contained in pharmaceutical and cosmeceutical products. We currently offer skin care, aging, cellulite, hair loss and personal care products. The majority of these products are within the following product lines:

·	Skin Care
·	Hair Loss and Hair Care
·	Health Care

History of the Company

In January 2007, the operations of Divine Skin, Inc. (a New York company), were terminated and its assets were used to capitalize Divine Skin, Inc. (a Florida corporation). In December 2006, DS Laboratories, Inc. (a New York Corporation), was closed and its assets were used to capitalize DS Laboratories, Inc. (a Florida corporation) formed in January 2007, which has been idle since its inception. Divine Skin, Inc. (a Florida corporation) and DS Laboratories, Inc. (a Florida corporation) were related through common shareholders.

In Q1 2009, the Company acquired 100% of the outstanding shares of DS Laboratories, Inc. (a Florida Corporation) and Sigma Development and Holding Co., both for a nominal amount. DS Laboratories has been idle since its inception in 2007. Sigma was founded as an upscale brand addition to the Company's product portfolio. In March 2009, Polaris Labs, Inc. was founded as a wholly owned subsidiary of the Company, to distribute Polaris branded versions of the Company's products that, for marketing purposes, are sold through physicians and foreign distributors. The primary operating entity is Divine Skin, Inc (a Florida corporation). The Company currently conducts business under the "Divine Skin" and "DS Laboratories" trade names.

In Q4 2009, the Company completed an agreement covering the exclusive distribution of its product and additional future products specifically tailored for the Brazilian market. The costs associated with procuring this agreement have been capitalized and are amortized over the life of the agreement.

In Q1 2010, the Company filed an S-1 Selling Shareholder Registration Statement with the SEC which was declared effective by the SEC and obtained its trading symbol (DSKX) permitting the quotation of its shares of common stock on the Over the Counter Bulletin Board (OTCBB).

In Q1 2011, the Company began distribution of nutraceutical products produced by NutraOrigin under an exclusive distribution agreement. As of December 31, 2011, the Company has not made or is required to make any investment in this venture. NutraOrigin is owned by our Chairman's father.

In Q3 2011, the Company finalized discussions with DS Laboratories Brazil, LTDA, to modify its joint venture distribution agreement. In exchange for 100% ownership in the joint venture, our Brazilian distributor has committed to fully fund the product development and licensing of our products in Brazil. The Company retains its exclusivity for Brazilian distribution and expects to complete the licensure process and commence sales in Q2 2012. As of December 31, 2011, the Company has invested $26,000 in this venture.

In Q4 2011 the Company completed a SPA raising approximately $1.6 million, net of issuance costs.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2. - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The consolidated financial statements are prepared using the accrual basis of accounting where revenues and expenses are recognized in the period in which they were incurred. The basis of accounting conforms to accounting principles generally accepted in the United States of America.

Principles of Consolidation and Presentation

The consolidated financial statements include the accounts of Divine Skin, Inc. and its wholly owned operating subsidiaries DS Laboratories, Inc. (a Florida Corporation), Sigma Development and Holding Co., Inc. and Polaris Labs, Inc. Also included in the consolidated financial statements are the activities of Velocity Storage and Packaging, LLC, which is accounted for as a VIE. All significant intercompany balances and transactions have been eliminated in consolidation.

Interim Condensed Consolidated Financial Statements

The interim condensed consolidated financial statements presented herein have been prepared pursuant to the rules and regulations of the SEC. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to such rules and regulations. The interim condensed consolidated financial statements should be read in conjunction with the Company's annual consolidated financial statements, notes and accounting policies included in the Company's Annual Report. In the opinion of management, all adjustments which are necessary to provide a fair presentation of financial position as of June 30, 2012 and the related operating results and cash flows for the interim period presented have been made. All adjustments are of a normal recurring nature. The results of operations, for the period presented are not necessarily indicative of the results to be expected for future periods or for the year ending December 31, 2012.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Although these estimates are based on management's knowledge of current events and actions it may undertake in the future, they may ultimately differ from actual results. We believe our estimates and assumptions are reasonable; however, such estimates and assumptions are subject to a number of risks and uncertainties that may cause actual results to differ materially from such estimates. Significant estimates and assumptions underlying these consolidated financial statements include:

·	Estimates of allowances for uncollectable accounts receivable,
·	Estimates of inventory obsolescence and overhead and labor cost allocations,
·	Estimates assuming future earning capacity of our exclusive Brazilian distribution agreement,
·	Estimates of value of equity transactions for services rendered,
·	Estimates of returned or damaged product, and
·	Estimates made in our deferred income tax calculations.

Risks and Uncertainties

The Company's business could be impacted by price pressure on its product manufacturing, acceptance of its products in the market place, new competitors, changes in federal and/or state legislation and other factors. The Company also has been experiencing significant growth which puts serious strains on its cash availability requirements. If the Company is unsuccessful in securing adequate liquidity, its plans may be curtailed. Adverse changes in these areas could negatively impact the Company's financial position, results of operations and cash flows.

Cash

Cash equivalents include all highly liquid debt instruments with original maturities of three months or less which are not securing any corporate obligations.

Accounts Receivable

Accounts receivable are reported at net realizable value. The Company establishes an allowance for doubtful accounts based upon factors pertaining to the credit risk of specific customers, historical trends, and other information. Delinquent accounts are written-off when it is determined that the amounts are uncollectible. The Company also provides for allowances against accounts receivables for product returns and cooperative advertising allowances. At June 30, 2012 and December 31, 2011, the provision for doubtful accounts was $139,997 and $114,791 respectively. At June 30, 2012 and December 31, 2011, the Company provided $120,000 and $100,252, respectively for defectives and product returns and $60,000 and $12,400, respectively for advertising credits.

Inventory

Inventory is reported at the lower end of cost or market on the first-in, first-out (FIFO) method. Our inventory is subject to expiration and obsolescence, accordingly quantities purchased and sell through rates are periodically monitored for potential overstocking or pending expiration as a basis for establishing the appropriate reserve for any estimated expiration or obsolescence.

Furniture and Equipment

Furniture and equipment are recorded at cost and depreciation is provided using the straight line depreciation method over the estimated useful lives of the assets, which range from 5 to 7 years. The Company expensed $14,431 and $6,026 in depreciation during the six months ended June 30, 2012 and 2011, respectively. Accumulated depreciation was $74,048 and $59,616 at June 30, 2012 and December 31, 2011, respectively. Expenditures for repairs and maintenance of equipment are charged to expense as incurred. Major replacements and betterments are capitalized and depreciated over the remaining useful lives of the assets.

Long-Lived Assets

The Company has adopted ASC 360-10, "Accounting for Impairment or Disposal of Long-Lived Assets", which requires that long-lived assets and certain identifiable intangibles held and used by the Company be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Events relating to recoverability may include significant unfavorable changes in business conditions, recurring losses, or a forecasted inability to achieve break-even operating results over an extended period. The Company evaluates the recoverability of long-lived assets based upon forecasted undiscounted cash flows. Should impairment in value be indicated, the carrying value of intangible assets will be adjusted, based on estimates of future discounted cash flows resulting from the use and ultimate disposition of the asset. ASC 360-10 also requires assets to be disposed of be reported at the lower of the carrying amount or the fair value less costs to sell.

Non-Controlling Interest

Non-controlling interest consists of the minority owned portion of the Company's 51% owned subsidiary, DS Laboratories Brazil, LTDA (during the reporting period that we were a joint venture partner), and the variable interest held in Velocity Storage Packaging LLC.

During the third quarter of 2011, the Company finalized its disposal of its interests in DS Laboratories Brazil, LTDA.

Revenue Recognition

Revenue is recognized when a product is shipped. The Company manages the collection process for transactions processed on its website, but it outsources its fulfillment (delivery) process to third parties.

The Company's revenue recognition policies are in compliance with ASC Topic 605, "Revenue Recognition", which establishes criteria that must be satisfied before revenue is realized or realizable and earned. The Company recognizes revenue when all of the following four criteria are met:

·	persuasive evidence of a sales arrangement exists,
·	delivery has occurred,
·	the sales price is fixed or determinable and
·	collectability is probable.

Shipping and handling charges related to sales transactions are recorded as sales revenues when billed to customers or included in the sales price in accordance with ASC Topic 605, "Accounting for Shipping and Handling Fees and Costs". Shipping and handling costs are included in cost of revenue.

Research and Development

The Company currently maintains a functional laboratory employing two full time chemists, a part time chemist/consultant and a lab technician that identify new technology, test product alternatives and improve existing formulations. In addition, our founder and CEO devotes a substantial portion of his time in identifying new technologies and formulations to develop new products and improve existing products with the newest technology available. ASC Topic 730, "Accounting for Research and Development Costs" requires such activities be expensed in the year incurred. Such costs include laboratory supplies, salaries, materials and consultant fees. These costs are classified as product development, salaries, selling, general and administrative expenses in the consolidated statements of operations, and amounted to $80,990 and $71,118 for the six months ended June 30, 2012 and 2011, respectively.

Income Taxes

The Company accounts for income taxes under the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled.

Earnings per share

The Company computes basic and diluted earnings per share amounts in accordance with ASC Topic 260, "Earnings per Share". Basic earnings per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vest resulting in the issuance of common stock that could share in the earnings of the Company. Vested warrants for 2,538,130 shares and vested options for 193,333 shares were excluded from the earnings per share calculation because they would be anti-dilutive.

Segment Information

ASC Topic 280, "Disclosures about Segments of an Enterprise and Related Information," established standards for the way that public business enterprises report information about operating segments in annual financial statements and requires those enterprises to report selected information about operating segments in interim financial reports issued to stockholders. The Company operates in one segment for management reporting purposes.

Fair Value of Financial Instruments

Fair value is defined as an exit price, which is the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date. The degree of judgment utilized in measuring the fair value of assets and liabilities generally correlates to the level of pricing observability. Financial assets and liabilities with readily available, actively quoted prices or for which fair value can be measured from actively quoted prices in active markets generally have more pricing observability and require less judgment in measuring fair value. Conversely, financial assets and liabilities that are rarely traded or not quoted have less price observability and are generally measured at fair value using valuation models that require more judgment. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency of the asset, liability or market and the nature of the asset or liability. We currently do not have any financial assets and liabilities that are recurring that would require us to disclose them at fair value.

Reclassification

Certain reclassifications have been made to conform to prior periods' data to the current presentation. These reclassifications had no effect on reported losses.

NOTE 2. - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements are prepared using the accrual basis of accounting where revenues and expenses are recognized in the period in which they were incurred. The basis of accounting conforms to accounting principles generally accepted in the United States of America.

Principles of Consolidation and Presentation

The consolidated financial statements include the accounts of Divine Skin, Inc. and its wholly owned operating subsidiaries DS Laboratories, Inc. (a Florida Corporation), Sigma Development and Holding Co., Inc. and Polaris Labs, Inc. Also included in the consolidated financial statements are the activities of Velocity Storage and Packing, LLC, which is accounted for as a VIE. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Although these estimates are based on management's knowledge of current events and actions it may undertake in the future, they may ultimately differ from actual results.

Risks and Uncertainties

The Company's business could be impacted by price pressure on its product manufacturing, acceptance of its products in the market place, new competitors, changes in federal and/or state legislation and other factors. The Company is also has been experiencing significant growth which puts serious strains on its cash requirements. If the Company is unsuccessful in securing adequate liquidity, its plans may be curtailed. Adverse changes in these areas could negatively impact the Company's financial position, results of operations and cash flows.

Cash

Cash equivalents include all highly liquid debt instruments with original maturities of three months or less which are not securing any corporate obligations. Substantially all of the Company's cash deposits are held in one commercial banking institution.

Accounts Receivable

Accounts receivable are reported at net realizable value. The Company establishes an allowance for doubtful accounts based upon factors pertaining to the credit risk of specific customers, historical trends, and other information. Delinquent accounts are written-off when it is determined that the amounts are uncollectible. At December 31, 2011 and 2010, the provision for doubtful accounts was $114,791 and $73,759, respectively. In addition, in 2011, the Company provided $100,252 for product returns and $12,400 for advertising credits.

Inventory

Inventory is reported at the lower end of cost or market on the first-in, first-out (FIFO) method. Our inventory is subject to expiration and obsolescence, accordingly quantities purchased and sell through rates are periodically monitored for potential overstocking or pending expiration as a basis for establishing the appropriate reserve for any estimated expiration or obsolescence.

Furniture and Equipment

Furniture and equipment are recorded at cost and depreciation is provided using the straight line depreciation method over the estimated useful lives of the assets, which range from 5 to 7 years. The Company expensed $16,788 and $11,178 in depreciation during the year ended December 31, 2011 and 2010, respectively. Accumulated depreciation was $59 616 and $42,828 at December 31, 2011 and 2010, respectively. Expenditures for repairs and maintenance of equipment are charged to expense as incurred. Major replacements and betterments are capitalized and depreciated over the remaining useful lives of the assets.

Furniture and equipment is reviewed whenever events or changes in circumstances occur that indicate possible impairment in accordance with ASC 360-10, "Accounting for Impairment or Disposal of Long-Lived Assets".

Long-Lived Assets

The Company has adopted ASC 360-10, "Furniture and Equipment", which requires that long-lived assets and certain identifiable intangibles held and used by the Company be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Events relating to recoverability may include significant unfavorable changes in business conditions, recurring losses, or a forecasted inability to achieve break-even operating results over an extended period. The Company evaluates the recoverability of long-lived assets based upon forecasted undiscounted cash flows. Should impairment in value be indicated, the carrying value of intangible assets will be adjusted, based on estimates of future discounted cash flows resulting from the use and ultimate disposition of the asset. ASC 360-10 also requires assets to be disposed of be reported at the lower of the carrying amount or the fair value less costs to sell.

Non-Controlling Interest

Non-controlling interest consists of the minority owned portion of the Company's 51% owned subsidiary, DS Laboratories Brazil, LTDA during the time it was owned, and the variable interest held in Velocity Storage Packaging LLC.

ASC 810-10-65 establishes new standards, effective January 1, 2009, that govern the accounting for and reporting of (1) non-controlling interest in partially owned consolidated subsidiaries and (2) the loss of control of subsidiaries. Significant changes to the accounting for non-controlling interests include (a) the inclusion of non-controlling interests in the equity section of the controlling entity's consolidated balance sheet rather than in the mezzanine section and (b) the requirement that changes in the controlling entity's interest in the non-controlling interest, without a change in control, be recognized in the controlling entity's equity rather than being accounted for by the purchase method, which accounting under the purchase method would have given rise to goodwill.

Additionally, the adoption of ASC 810-10-65 requires that net income, as previously reported prior to the adoption of ASC 810-10-65, be adjusted to include the net income attributable to the non-controlling interest, and that a new separate caption for net income attributable to common shareholders of the Company be presented in the consolidated statements of operations. ASC 810-10-65 also requires similar disclosure regarding comprehensive income.

Revenue Recognition

Revenue is recognized when a product is shipped. The Company manages the collection process for transactions processed on its website, but it outsources its fulfillment (delivery) process to third parties.

The Company's revenue recognition policies are in compliance with ASC Topic 605, "Revenue Recognition", which establishes criteria that must be satisfied before revenue is realized or realizable and earned. The Company recognizes revenue when all of the following four criteria are met:

·	persuasive evidence of a sales arrangement exists,
·	delivery has occurred,
·	the sales price is fixed or determinable and
·	Collectability is probable.

Shipping and handling charges related to sales transactions are recorded as sales revenues when billed to customers or included in the sales price in accordance with ASC Topic 605, "Accounting for Shipping and Handling Fees and Costs". Shipping and handling costs are included in cost of revenue.

The Company accepts product returns and will issue a credit, refund or product exchange. To date, product returns have occurred but are not considered significant. The Company has established a product return reserve of $100,252.

Research and Development

The Company does not engage in research and development as defined in ASC Topic 730, "Accounting for Research and Development Costs." However, the Company does incur formulation costs that include salaries, materials and consultant fees. These costs are classified as product development, selling, general and administrative expenses in the statements of operations, which amounted to $152,726 and $95,942 for the year ended December 31, 2011 and 2010, respectively.

Income Taxes

The Company accounts for income taxes under the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled.

Earnings per share

The Company computes basic and diluted earnings per share amounts in accordance with ASC Topic 260, "Earnings per Share". Basic earnings per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vest resulting in the issuance of common stock that could share in the earnings of the Company. Certain options and warrants are not included in the earnings per share calculation as their effect would be anti-dilutive. Warrants for 2,538,130 shares and options for 1,233,333 shares were excluded from the earnings per share calculation.

Segment Information

ASC Topic 280, "Disclosures about Segments of an Enterprise and Related Information," established standards for the way that public business enterprises report information about operating segments in annual financial statements and requires those enterprises to report selected information about operating segments in interim financial reports issued to stockholders. The Company operates in one segment for management reporting purposes.

Fair Value of Financial Instruments

Fair value is defined as an exit price, which is the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date. The degree of judgment utilized in measuring the fair value of assets and liabilities generally correlates to the level of pricing observability. Financial assets and liabilities with readily available, actively quoted prices or for which fair value can be measured from actively quoted prices in active markets generally have more pricing observability and require less judgment in measuring fair value. Conversely, financial assets and liabilities that are rarely traded or not quoted have less price observability and are generally measured at fair value using valuation models that require more judgment. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency of the asset, liability or market and the nature of the asset or liability. We currently do not have any financial assets and liabilities that are recurring that would require us to disclose them at fair value.

Reclassification

Certain reclassifications have been made to conform to prior periods' data to the current presentation. These reclassifications had no effect on reported losses.

RECENT ACCOUNTING PRONOUNCEMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
RECENT ACCOUNTING PRONOUNCEMENTS [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS

NOTE 3. - RECENT ACCOUNTING PRONOUNCEMENTS

Testing indefinite-Lived Intangible Assets for Impairment

In July 2012, the FASB issued authoritative guidance that allows companies the option to perform a qualitative assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary. Under this guidance, an entity is required to perform a quantitative impairment test if qualitative factors indicate that it is more likely than not that indefinite-lived intangible assets are impaired. The qualitative factors are consistent with the guidance established for goodwill impairment testing and include identifying and assessing events and circumstances that would most significantly impact, individually or in the aggregate, the carrying value of the indefinite-lived intangible assets. Adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements.

Other ASUs not effective until after June 30, 2012, are not expected to have a significant effect on the Company's consolidated financial position or results of operations.

NOTE 3. - RECENT ACCOUNTING PRONOUNCEMENTS

Recent accounting pronouncements that the Company has adopted or that will be required to adopt in the future are summarized below.

Revenue Recognition: On January 1, 2011, the Company adopted FASB ASU 2009-13, "Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements - a consensus of the FASB Emerging Issues Task Force." This ASU amended the criteria for when to evaluate individual delivered items in a multiple deliverable arrangement and how to allocate consideration received. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

Fair Value Measurement: In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). This ASU was issued to provide largely identical guidance about fair value measurement and disclosure requirements for entities that disclose the fair value of an asset, a liability, or an instrument classified in shareholders' equity in their consolidated financial statements as that provided in the International Accounting Standards Board's new IFRS 13, Fair Value Measurement. This ASU does not extend the use of fair value but, rather, provides guidance about how fair value should be applied where it already is required or permitted under GAAP. This guidance is to be applied prospectively for interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. In the period of adoption, a reporting entity will be required to disclose a change, if any, in valuation technique and related inputs that results from applying the ASU to quantify the total effect, if practicable. The Company believes the adoption of this guidance will not have a material impact on its financial statement disclosures.

Fair Value of Financial Instruments. The Company records its financial assets and liabilities at fair value, which is defined under the applicable accounting standards as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measure date. The Company uses valuation techniques to measure fair value, maximizing the use of observable outputs and minimizing the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Inputs include management's best estimate of what market participants would use in pricing the asset or liability at the measurement date. The inputs are unobservable in the market and significant to the instrument's valuation.

Comprehensive Income: In June 2011, the FASB issued new guidance that gives an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total for comprehensive income. The entity is also required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statements(s) where the components of net income and the components of other comprehensive income are presented. The guidance is to be applied retrospectively, for fiscal periods and interim periods within those years, beginning after December 15, 2011 and early adoption is permitted. In December 2011, the FASB issued new guidance deferring the changes in the June 2011 relating to presentation of classification adjustments. The Company's adoption of the new guidance, other than that related to presentation of reclassification adjustments, as of January 1, 2012 is not expected to have a material impact on its consolidated financial position, results of operations and cash flows.

Intangibles - Goodwill and Other: In September 2011, the FASB issued ASU 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which gives entities testing goodwill for impairment the option of performing a qualitative assessment before calculating the fair value of a reporting unit in step 1 of the goodwill impairment test. If entities determine, on the basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. Otherwise, further testing would not be needed. The amended guidance will be effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company believes the adoption of this guidance will not have a material impact on its consolidated financial statements.

Other ASUs not effective until after December 31, 2011, are not expected to have a significant effect on the Company's consolidated financial position or results of operations.

INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
INVENTORY [Abstract]
INVENTORY

NOTE 4. - INVENTORY

Significant components of inventory at June 30, 2012 and December 31, 2011 consist primarily of:

	2012	2011
	(Unaudited)
Bulk product and raw materials	$1,767,949	$1,600,032
Work in process	152,542	-
Merchandise inventory	180,944	375,810
Inventory in transit	266,489	198,942
	$2,367,924	$2,174,784

Bulk product and raw materials - Bulk product consists of completed product formulations that have not yet been packaged in market ready packaging. Raw materials consist of bulk quantities of the various chemical components of product formulations.

Work in process - Work in process inventory consists of merchandise inventory currently in interim production stage that is partially completed and not yet market ready.

Merchandise inventory - Merchandise inventory consists of completed formulations in market ready packaging. Our formulations are batch controlled and subject to various government regulations which, among other things, govern the purity and safety of our product and in some cases limit the concentration of certain ingredients, which would restrict the distribution of these products to medical professionals.

Inventory in transit - In transit inventory consists of primarily bulk product and raw materials where title has transferred to the Company but the inventory has yet to arrive in a designated warehouse facility either company owned or under contract.

Management evaluated the inventory at June 30, 2012 and December 31, 2011 and any obsolete inventory was excluded from our reported inventory value. Accordingly only a $20,000 and $0 allowance for slow moving inventory was considered necessary at June 30, 2012 and December 31, 2011, respectively.

NOTE 4. - INVENTORY

Significant components of inventory at December 31, 2011 and 2010 consist primarily of:

	2011	2010
Bulk product and raw materials	$1,600,032	$814,416
Merchandise inventory	375,810	204,018
Inventory in transit	198,942	163,246
	$2,174,784	$1,181,680

Bulk product and raw materials - Bulk product consists of completed product formulations that have not yet been packaged in market ready packaging. Raw materials consist of bulk quantities of the various chemical components of product formulations.

Merchandise inventory - Merchandise inventory consists of completed formulations in market ready packaging. Our formulations are batch controlled and subject to various government regulations which, among other things, govern the purity and safety of our product and in some cases limit the concentration of certain ingredients, which would restrict the distribution of these products to medical professionals.

Inventory in transit - In transit inventory consists of primarily bulk product and raw materials where title has transferred to the Company but the inventory has yet to arrive in a designated warehouse facility either company owned or under contract.

Management evaluated the inventory at December 31, 2011 and 2010 and any obsolete inventory was excluded from our reported inventory value, accordingly no allowance for obsolescence was necessary.

PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5. - PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets at June 30, 2012 and December 31, 2011 consist primarily of:

	2012	2011
	(Unaudited)
Advances to employees and associates	$44,814	$28,273

Prepaid IR services	144,000	-
Supplier advances	40,000	-
Other prepaids	24,438	13,000
Prepaid issuance costs - financing	106,526	-
Prepaid consultant services	100,000	100,000
Less amortization	(100,000)	(83,333)

	$359,778	$57,940

Advances to employees and associates - These advances are made on a short term basis to associates and employees and are repaid through periodic deductions from the payments to associates or payroll deductions from employees.

Prepaid IR services - During the 2nd quarter of 2012, we made advance payments to two investor relations ("IR") firms to perform services. One firm is contracted to perform services over the initial term of their agreement in exchange for 400,000 share of common stock valued at $88,000. A second IR firm agreed to refund a portion (200,000 shares) of its previously granted shares of common. The 200,000 share refund is valued at $56,000 and is held as an asset until the share certificate is surrendered.

Supplier advances - These advances are made on a short term basis to various suppliers, which include prepaid insurance and parts suppliers to secure certain components. Prepaid insurance will be expensed over the policy terms and components will be charged to inventory costs upon receipt.

Prepaid consultant services - During the 2nd and 3rd quarters of 2010, we advanced funds to a consultant, who is our CEO's father, to provide operational guidance in connection with our health care product line, which was launched in 2011. The agreement has been fully advanced and $16,667 was expensed in Q112-QTR, completing the contract, which is now expired. $8,333 was expensed in Q111-QTR.

NOTE 5. - PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets at December 31, 2011 and 2010 consist primarily of:

	2011	2010
Deferred advertising costs	$--	$65,000
Prepaid consulting services	100,000	35,000
Less: amortization	(83,333)	--
Employee advances	28,273	8,083
Other prepaid	13,000	2,518
	$57,940	$110,601

Deferred advertising costs - During the 1st quarter of 2010, we entered into an advertising campaign with a customer which involved the inclusion of trial sachet packs of our product in a mailer. The customer was to process the mailer and incur all the associated media and communication costs. We were to supply the sachet packets for inclusion. We produced and delivered the sachets to the customer however during 2010, the customer decided to delay the promotion. Accordingly we deferred the value of the sachets pending the customer commencing the campaign. The customer's campaign commenced during Q1 2011, and accordingly, we expensed the deferred advertising.

Prepaid consulting services - During the 2 nd and 3 rd quarters of 2010, we advanced funds to a consultant, who is our CEO's father, to provide operational guidance in connection with our health care product line, which was launched in 2011. The agreement has been fully advanced and is being amortized over its term. $83,333 has been amortized in 2011.

INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS

NOTE 6. - INTANGIBLE ASSETS

Significant components of intangible assets at June 30, 2012 and December 31, 2011 consist primarily of:

	2012	2011
	(Unaudited)
Distribution rights in Brazil	$750,000	$750,000
Less: Accumulated amortization	(206,250)	(168,750)
Net distribution rights	543,750	581,250

Pure Guild brand rights	159,086	106,666
Less: Accumulated amortization	(70,400)	(57,600)
Net brand right	88,686	49,066

	$632,436	$630,316

Brazilian distribution rights - During 2009, the Company issued 3,000,000 shares of common stock to a Brazilian distributor in exchange for a 10 year exclusive distribution agreement in Brazil. The transaction was valued at $0.25 per share. The Company, through its exclusive distributor and former joint venture partner, is currently developing a generic Minoxidil product along with appropriate packaging for the Brazilian market, which is planned for introduction in the 3rd quarter of 2012. $37,500 and $75,000 was amortized during Q212-YTD and 2011, respectively. During, the 3rd quarter of 2011, due to the costs involved, the Company entered into agreement with its former joint venture partner, whereby the former joint venture partner agreed to provide all required financing in exchange for 100% ownership of the joint venture. The Company retained its distribution rights.

Pure Guild brand rights - During the 3rd quarter of 2009, we were approached by a customer/distributor to develop a private label brand of premium products and associated packaging materials. The Pure Guild brand of products was the result. As part of this project we obtained a 50% interest in the Pure Guild brand and the permanent exclusive rights to manufacture the Pure Guild products. In exchange for these rights, we provided $106,666 of product representing approximately 70% the initial stocking order. The value of these rights is being amortized over 5 years the basic term of the agreement.

During Q212-QTR, We acquired the remaining 50% ownership of the Pure Guild brand from our customer/supplier in exchange for purchasing their Pure Guild brand inventory which amounted to $52,420. The exclusive supplier agreement was cancelled however we intend to promote the brand through our existing distributor network, accordingly we will modify the amortization term of Pure Guild brand rights to 10 years. We will continue our annual impairment evaluation. $12,800 and $25,600 has been amortized during Q212-YTD and 2011, respectively.

The Company will continue to amortize its distribution rights over the remaining life of the agreements as follows:

	2012	2013	2014	2015	Beyond	Total
Distribution Rights:
Brazil (exclusive)	$37,500	$75,000	$75,000	$75,000	$281,250	$543,750
	$37,500	$75,000	$75,000	$75,000	$281,250	$543,750

NOTE 6. - INTANGIBLE ASSETS

Significant components of intangible assets at December 31, 2011 and 2010 consist primarily of:

	2011	2010
Distribution rights	$750,000	$750,000
Less amortization of distribution rights	(168,750)	(93,750)
Net distribution rights	581,250	656,250

Pure Guild brand rights and supplier agreement	106,667	106,666
Less amortization of brand rights and supplier agreement	(57,600)	(32,000)
Net brand rights and supplier agreement	49,067	74,666
	$630,317	$730,916

Distribution rights - During 2009, the Company issued 3,000,000 shares of common stock to a Brazilian distributor in exchange for a 10 year exclusive distribution agreement in Brazil. The transaction is valued at $0.25 per share. The Company, though a joint venture with its exclusive distributor, is currently developing a generic Minoxidil product along with appropriate packaging for the Brazilian market, which is planned for introduction in the 2nd quarter of 2012. $75,000 was amortized during 2011. During, the 3 rd quarter of 2011, due to the costs involved, the Company entered into agreement with its joint venture partner, whereby the joint venture partner agreed to provide all required financing in exchange for 100% ownership of the joint venture. The Company retains its distribution rights.

Pure Guild brand rights and supplier agreement - During the 3rd quarter of 2009, we were approached by a customer/distributor to develop a private label brand of premium products and associated packaging materials. The Pure Guild brand of products was the result. As part of this project we obtained a 50% interest in the Pure Guild brand and the permanent exclusive rights to manufacture the Pure Guild products. In exchange for these rights, we provided $106,667 of product representing approximately 70% the initial stocking order. The value of these rights is being amortized over 5 years the basic term of the agreement. $25,600 was amortized during 2011.

The Company will continue to amortize its brand and distribution rights over the remaining life of the agreements as follows:

	2012	2013	2014	2015	Beyond	Total
Distribution Rights:
Brazil (exclusive)	$75,000	$75,000	$75,000	$75,000	$281,250	$581,250
Pure Guild	21,333	21,333	6,401	--	--	49,067
	$96,333	$96,333	$81,401	$75,000	$281,250	$630,317

ACCOUNTS PAYABLE AND ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 7. - ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Significant components of accounts payable and accrued expenses at June 30, 2012 and December 31, 2011 consist primarily of:

	2012	2011
	(Unaudited)
Trade payables	$882,530	$779,945

Accrued expenses:
Advertising and marketing	84,264	115,136
Production materials	15,356	-
Human resources	50,000	12,500
Labor accrual	111,923	28,709
Consulting services accrual	25,000	34,415
License	30,000	-
Obligation to issue common shares	44,000	-
Other	19,000	15,608
Sales commission	6,311	35,000
	$1,268,384	$1,021,313

Trade payables - Consist of liabilities arising in the normal course of business, evidenced by invoices and are generally incurred in connection with the acquisition of materials, inventory or outside services.

Accrued expenses and claims - As discussed more fully in Note 9, the Company has responded to several claims from suppliers, primarily advertisers and media suppliers, alleging unpaid balances on services or materials provided. The Company has responded in many cases that the services or materials did not fully comply with required specifications or supplier commitments. In all cases, the Company has shifted its purchasing to more compatible suppliers. The Company has accrued the estimated settlement value of the claim based on an evaluation of the individual circumstances of each matter.

Obligation to issue common shares - During the 2nd quarter of 2012, the Company entered into an agreement with an investor relations firm that called for the issuance of 400,000 shares of the Company's common shares in two installments in exchange for certain services. As of June 30, 2012, the Company has only issued the first installment of 200,000 shares.

NOTE 7. - ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Significant components of accounts payable and accrued expenses at December 31, 2011 and 2010 consist primarily of:

	2011	2010
Trade payables	$779,946	$354,796
Accrued expenses and claims:
Advertising and marketing claim	115,136	175,136
Production materials claim	--	24,038
Freight claim	--	4.500
Accrued bank fees	6,207	--
Accrued production labor	28,709	--
Accrued consulting services	34,415	--
Sales commission	35,000	--
Human resources claim	12,500	25,367
Credits due to customers	--	20,474
Deferred rent	9,401	--
	$1,021,313	$604,311

Trade payables - Consist of liabilities arising in the normal course of business, evidenced by invoices and are generally incurred in connection with the acquisition of materials, inventory or outside services.

Accrued expenses and claims - As discussed more fully in Note 8, the Company has responded to several claims from suppliers, primarily advertisers and media suppliers, alleging unpaid balances on services or materials provided. The Company has responded in many cases that the services or materials did not fully comply with required specifications or supplier commitments. In all cases, the Company has shifted its purchasing to more compatible suppliers. The Company has accrued the estimated settlement value of the claim based on an evaluation of the individual circumstances of each matter.

CREDIT FACILITY	6 Months Ended
Jun. 30, 2012
CREDIT FACILITY [Abstract]
CREDIT FACILITY

NOTE 8. - CREDIT FACILITY

On April 6, 2012 a financial institution provided the Company with a $1.5 million credit facility with an initial draw of $580,000. The credit facility provides for asset based lending collateralized by all assets of the Company. Advances are based on 80% of qualified accounts receivable and 40% of finished goods inventory. The credit facility provides for interest and bank fees, which currently aggregate to 8% (prime plus 3% plus 1.75% asset monitoring fees and other fees) per annum and expires March 24, 2014, and may be renewed under certain conditions. The credit facility is personally guaranteed by our Chief Executive Officer and, under certain conditions, may be called upon demand. The credit facility also provides for a referral fee of 4% per annum for 3 years. The Loan Agreement contains customary representations, warranties, affirmative and negative covenants and events of default. The negative covenants include, among other things, restrictions on transferring our assets, incurring additional indebtedness, engaging in mergers or acquisitions, paying dividends or making other distributions, and creating other liens on our assets, in each case subject to customary exceptions. As of June 30, 2012, the Company had $74,409 available to borrow based on its advance formulas for qualified accounts receivable and finished goods inventory.

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9. - COMMITMENTS AND CONTINGENCIES

During Q212-YTD and 2011, the Company operated under several material agreements as listed below:

Lease for office and production facilities -

·

The Company leases its corporate headquarters office space located in Miami Beach, Florida. The Company has negotiated the cancellation of its original lease entered into in December 2007, and continues to operate out of its Miami Beach facility, on a month to month basis at $5,700 per month or $68,400 on an annual basis.

·

In March 2010, the Company entered into a lease for 7,500 square feet in production facilities in Deerfield Beach, Florida and began operations in April 2010. The lease provided for monthly rent of $3,437 in the first year with and increasing scale for years 2 - 5. The lease expires in 5 years and provides for a 5 year renewal option. The Company relocated to larger facilities in October 2011 and is currently in negotiation to terminate the lease.

·

In December 2010, the Company entered into a lease for 570 square feet in sales facilities in Ashville, North Carolina. The lease provides for monthly rent of $1,600 in the first year with a small increase in the second year. The lease expires in 2 years and provides for a 2 year renewal option.

·

In October 2011, the Company entered into a lease for 13,137 square feet of warehouse and production space in Pompano Beach, FL. The lease provides for monthly rent of $6,350 and expires in October 2012.

The Company is committed to lease payments over the next five years are as follows:

	2012	2013	2014	2015	Beyond	Total
Facility Leases:
Miami Beach, FL (HQ)	$-	$-	$-	$-	$-	$-
Deerfield Beach, FL (Production)	22,308	45,657	47,483	20,107	-	135,555
Pompano, FL (Production)	20,193					20,193
Ashville, NC (Sales)	9,900					9,900
	$52,401	$45,657	$47,483	$20,107	$-	$165,648

Pending and threatened litigation -

·

Divine Skin, Inc. has received several pending and threatened litigations from various suppliers typically over non-payment for goods or services. Such vendor disputes are typical in the normal course of business. Divine Skin had vigorously disputed those claims on the grounds of the substandard materials or services provided. In 2011, we received 2 supplier claims for certain packaging materials that we are disputing and filing counter claims. We established an accrual for these claims and the structured payouts representing our estimate of the amount due of $134,264 and $143,052 at June 30, 2012 and December 31, 2011, respectively.

Purchase commitments -

In order to secure an adequate supply of raw materials, the Company executes purchase orders to its suppliers as evidence of its intent to purchase materials. Purchase orders outstanding at June 30, 2012 totaled $722,951.

NOTE 8. - COMMITMENTS AND CONTINGENCIES

During 2011 and 2010, the Company operated under several material agreements as listed below:

Lease for office facilities -

·

The Company leases its corporate headquarters office space located in Miami Beach, Florida. The Company has negotiated the cancellation of its original lease entered into in December 2007, and continues to operate out of its Miami Beach facility, on a month to month basis at $5,700 per month or $68,400 on an annual basis.

·

In March 2009, the Company leased a 3,500 square foot facility in Pompano Beach, Florida as its production facility to assemble small production runs of its products. The lease provides for monthly rent of $2,600 and expired in March 2011.

·

In March 2010, the Company entered into a lease for 7,500 square feet in production facilities in Deerfield Beach, Florida. The new facility replaced its Pompano Beach production facilities and began operations in April 2010. The lease provides for monthly rent of $3,437 in the first year with and increasing scale for years 2 - 5. The lease matures in 5 years and provides for a 5 year renewal option. The Company relocated to larger facilities in October 2011 and is currently in negotiation to terminate the lease.

·

In December 2010, the Company entered into a lease for 570 square feet in sales facilities in Ashville, North Carolina. The lease provides for monthly rent of $1,600 in the first year with a small increase in the second year. The lease matures in 2 years and provides for a 2 year renewal option.

·	In October 2011, the Company entered into a lease for 13,137 square feet of warehouse and production space in Pompano Beach, FL. The lease provides for monthly rent of $6,350 and matures in 12 months.

The Company is committed to lease payments over the next five years are as follows:

	2012	2013	2014	2015	Beyond	Total
Facility Leases:
Miami Beach, FL (HQ)	$-	$-	$-	$-	$-	$-
Pompano Beach, FL (Production)	-	-	-	-	-	-
Deerfield Beach, FL (Production)	43,901	45,657	47,483	20,107	-	157,148
Pompano Beach, FL (Production)	60,579	-	-	-	-	60,579
Ashville, NC (Sales)	19,800	-	-	-	-	19,800
	$124,280	$45,657	$47,483	$20,107	$-	$237,527

Pending and threatened litigation -

·

Divine Skin, Inc. has received several pending and threatened litigations from various suppliers typically over non-payment for goods or services. Such vendor disputes are typical in the normal course of business. Divine Skin had vigorously disputed those claims on the grounds of the substandard materials or services provided. All claims received in 2010 and prior periods have been resolved primarily through negotiated settlements resulting in a reduction of the claim and repayment through a structured payout. In 2011, we received 2 additional supplier claims for certain packaging materials that we are disputing and filing counter claims. We established an accrual for these claims and the structured payouts representing our estimate of the amount due of $143,052 and $229,042 at December 31, 2011 and 2010, respectively.

·

Divine Skin Inc. has been named in a lawsuit brought by a former employee of 301 Model, an entity also related to Divine Skin, Inc. through common ownership. Divine Skin was named because it originally hired the employee rather than 301 Model as the latter was not yet an established entity. Our management is vigorously defending our position that the employee was terminated after two weeks for cause and that the employee subsequently violated their non-compete agreement. Accordingly, we do not anticipate that any material assessment or settlement will result from the lawsuit.

·

On June 13, 2011, the Company filed an action in the Circuit Court of the Eleventh Judicial Circuit in and for Miami-Dade County, Florida for the rescission of an investor relations and consulting agreement entered into on or about October 15, 2010 whereby the Company paid a third party approximately $20,000 and 230,000 shares of restricted common stock in consideration of investor relations and consulting services. The Company has demanded return of the 230,000 shares of restricted stock and recovery of costs and other damages. The third party has counterclaimed and the matters are currently pending. The Company is vigorously defending the counter claim.

·

On June 13, 2011, the Company filed an action in the Circuit Court of the Eleventh Judicial Circuit in and for Miami-Dade County, Florida for the rescission of an agreement entered into on or about May 18, 2010 whereby the Company paid a third party approximately $500 and 200,000 shares of restricted common stock in consideration of consulting services. The Company has demanded return of the 200,000 shares of restricted stock and recovery of costs and other damages. These shares were recorded as an unpaid subscription pending meeting certain performance criteria stipulated in the agreement. In November 2011, our claim was dismissed for lack of jurisdiction. The Company has refiled its claim in New York.

EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
EQUITY [Abstract]
EQUITY

NOTE 10. - EQUITY

Common Stock Sold Privately

During the first quarter of 2010, the Company began selling its common stock to qualified investors, at a purchase price between $0.15-$0.25 per share. The offering is being conducted on a "best efforts" basis with respect to all shares. The offering also provides that the Company shall pay the selling agents the following fees and commissions: 15% sales commission, a 5% due diligence fee and payment of expenses of up to 10% of the gross proceeds.

The following table summarizes transactions under the private offering as follows:

Period	Common Shares	Price	Gross Proceeds	Issuance Costs	Net Proceeds

2010	4,506,000	$0.19	$844,500	$(249,600)	$594,900
2011
Q1 2011	3,257,207	$0.25	821,000	(223,651)	597,349
Q2 2011	3,530,830	$0.26	916,250	(179,974)	736,276
Q3 2011	1,251,244	$0.27	332,250	(56,144)	276,106
Q4 2011	-	$-	-	-	-
	8,039,281	$0.26	$2,069,500	$(459,769)	$1,609,731
	12,545,281	$0.23	$2,914,000	$(709,369)	$2,204,631

There were no additional private sales in Q212-YTD.

Common Stock Sold Under Securities Purchase Agreement (SPA)

On October 4, 2011 (the "Closing Date"), the Company and certain accredited investors entered into a SPA and completed a closing of a private offering of 6,178,572 shares of the Company's Common Stock, par value $0.0001 per share and warrants to purchase up to an aggregate of 1,554,645 shares of Common Stock, for aggregate gross proceeds of $1,730,000. The warrants are exercisable for five years from issuance at $0.50 per share and may be exercisable on a cashless basis in certain instances if the underlying shares are not registered under a registration statement. The number of shares of Common Stock to be received upon the exercise of the Warrants and the exercise price of the Warrants are subject to adjustment for reverse and forward stock splits, stock dividends, stock combinations and other similar transactions of the Common Stock that occur after the Closing Date.

Wilmington Capital Securities, LLC (the "Placement Agent") received a selling commission in cash of 7% of the gross proceeds ($121,100), with an additional $10,000 expense allowance. In addition, the Company issued the Placement Agent a warrant to purchase up to 449,805 shares of Common Stock.

The Company incurred other issuance costs and expenses associated with the SPA, paid in the form of cash or warrants, for an additional $33,674.

In accordance with the terms of the SPA, the Company registered 8,183,021 common shares effective January 26, 2012.

The following table summarizes transactions under the SPA as follows:

Period	Common Shares	Price	Gross Proceeds	Issuance Costs	Net Proceeds

2011
Q4 2011	6,178,572	$0.28	$1,730,000	$(164,774)	$1,565,226

There were no additional sales under the SPA in Q212-YTD.

Other Issues of Common Stock

During the first quarter of 2011 the Company issued 78,000 shares for services provided by an employee and consultants valued at $0.42 per share, which resulted in an expense of $33,180.

During the second quarter of 2011 the Company issued 112,641 shares for services provided by employee and consultants valued at $0.37 - $0.42 per share, which resulted in an expense of $45,661.

During the third quarter of 2011 the Company issued 155,790 shares for services provided by employee and consultants valued at $0.38 - $0.40 per share, which resulted in an expense of $60,598.

During the fourth quarter of 2011 the Company issued 19,256 shares for services provided by consultants valued at $0.38 per share, which resulted in an expense of $7,408. In addition, a consultant exercised warrants for 1,236,210 common shares and vested options for 1,266,667 common shares, totaling 2,502,877 common shares for $25,029.

During the first quarter of 2012 the Company issued 281,818 shares for services provided by two employees valued at $0.31 - $0.32 per share, which resulted in an expense of $89,182 in aggregate. The Company also issued 88,235 shares as an award for achieving business goals. The shares were valued at $.34, which resulted in an allowance offsetting revenues of $30,000.

During the second quarter of 2012 the Company issued 1,087,640 shares for services provided by six associates valued at $0.20 - $0.28 per share, which resulted in an expense of $241,528 in aggregate. The Company also issued 385,136 shares as an award for achieving business goals at $.26, which resulted in an allowance offsetting revenues of $100,000. In addition, a consultant exercised vested options for 407,000 common shares for $4,070.

Surrender of Common Stock

During the third quarter of 2011, the 3 principal founding shareholders voluntarily surrendered 7,017,805 common shares, collectively.

Warrants

During 2011, the Company continued to sell shares of its common stock under the PPM originated in 2010, as governed by Regulation S. These sales of common shares also provided a grant warrants to the selling agent under the same terms disclosed above. Accordingly, the Company issued warrants based on the private sale of common shares as follows:

Period	Common Shares Sold	Qualified Warrants	Per Share Value	Warrant Value
2011

Q1 2011	3,257,207	$305,100	$.44	$134,244

Q2 2011	3,530,830	-	.36	-

Q3 2011	1,251,244	-	.38	-

Q4 2011	-	-	.35	-

8,039,281	$305,100	$.30	$134,244

Effective for Q2 and Q3 of 2011, the selling agent waived his rights to receive warrants. Accordingly, the Company issued no warrants related to the private sale of shares and accrued no expense for financial consulting services. During Q4 of 2011, no shares were sold privately since the terms of the SPA preclude such activities.

In Q4 2011 the Company completed a closing of a private offering of 6,178,572 shares of the Company's Common Stock, under an SPA. (see Common Stock Sold Under Securities Purchase Agreement (SPA)). The SPA provides the investors with warrants to purchase an aggregate of 1,554,645 shares of Common Stock. In addition, the SPA also granted warrants to purchase 493,485 shares of Common Stock as fees for assisting in the SPA closing.

The following tables present the status of all warrants outstanding at June 30, 2012 and December 31, 2011, respectively

	Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Year Ended December 31, 2011
Outstanding at January 1, 2011	1,431,110	$0.01	3.25	$355,200
Issued	2,343,230	0.01	4.2	109,836
Exercised	(1,236,210)	0.01
Forfeited	-	-
Outstanding at December 31, 2011	2,538,130	$0.01	4.2	$20,000
Exercisable at December 31, 2011	2,538,130	$0.01	4.2	$20,000

6 Months Ended June 30, 2012
Outstanding at January 1, 2012	2,538,130	$0.01	4.2	$20,000
Issued	-	-
Exercised	-	-
Forfeited	-	-
Outstanding at June 30, 2012	2,538,130	$0.01	3.75	$-
Exercisable at June 30, 2012	2,538,130	$0.01	3.75	$-

No warrants were issued in Q212-YTD however the value of the warrants issued in 2011 were determined using the Black-Scholes-Merton option pricing model and were based on the following assumptions:

	2012	2011
Expected term	n/a	5.0 yrs
Risk free interest rate		.9%
Stock price volatility		25.0%
Dividend yield		0

Option

The selling agent engaged by the Company has also entered into a Consulting Agreement under which he assisted the Company in filing a registration statement on Form 10 and quotation of its shares on the Over the Counter Bulletin Board (OTCBB). The Company has issued an option to the selling agent to purchase 2,000,000 share of common stock at an exercise price of $0.01 per share. At grant date, the option was valued based on the offering price of the PPM of $0.25 per share, which was $480,000. The option expires in five years. The option vests and is exercisable subject to certain lock up and leak out provisions which commence upon the effective date of the Company obtaining OTCBB listing. Leak out provisions limit exercisability of the option number to 200,000 shares per quarter. During the first quarter of 2010, the Company obtained its trading symbol and accordingly recorded an expense for consulting services of $160,000 in 2010 reflecting the structured vesting. As a result of the structured vesting, the Company recognized $96,000 of expense in both Q212-YTD and Q112-YTD. At June 30, 2012 there is $32,000 left to expense in future periods.

The following tables present the status of all options outstanding at June 30, 2012 and December 31, 2011:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Year Ended December 31, 2011
Outstanding at January 1, 2011	2,000,000	$0.01	3.5	$720,000
Issued	-	-
Exercised	(1,266,667)	$0.01
Forfeited	-	-
Outstanding at December 31, 2011	733,333	$0.01	3.5	$264,000
Exercisable at December 31, 2011	200,000	$0.01	3.5	$72,000

6 Months Ended June 30, 2012
Outstanding at January 1, 2012	733,333	$0.01	3.5	$264,000
Issued	-	-
Exercised	(407,000)	$0.01
Forfeited	-	-
Outstanding at June 30, 2012	326,333	$0.01	2.6	$168,667
Exercisable at June 30, 2012	193,000	$0.01	2.6	$92,000

No options were issued in Q212-YTD and 2011.

Preferred Stock

As provided under Certificate of Designation for Series A Preferred Stock dated January 14, 2009, amended in September 2009, each share of Series A Preferred Stock is entitled to 2 votes per share and the Series A Preferred Stock votes together with the Company's common stock, except as otherwise provided under Florida law. The preferred stock automatically converts into common stock on a one-for-one basis in September 2012. The shares are held by the three founders of the Company.

NOTE 9. - EQUITY

Common Stock Sold Privately

During the first quarter of 2010, the Company began selling its common stock to qualified investors, at a purchase price between $0.15-$0.25 per share. The offering is being conducted on a "best efforts" basis with respect to all shares. The offering also provides that the Company shall pay the selling agents the following fees and commissions: 15% sales commission, a 5% due diligence fee and payment of expenses of up to 10% of the gross proceeds.

The following table summarizes transactions under the private offering as follows:

Period	Common Shares	Price	Gross Proceeds	Issuance Costs	Net Proceeds
2010
Q1 2010	1,112,000	$0.18	$200,000	$(60,000)	$140,000
Q2 2010	1,734,000	$0.15	260,000	(78,000)	182,000
Q3 2010	660,000	$0.20	134,500	(36,600)	97,900
Q4 2010	1,000,000	$0.25	250,000	(75,000)	175,000
	4,506,000	$0.19	$844,500	$(249,600)	$594,900
2011
Q1 2011	3,257,207	$0.25	821,000	(223,651)	597,349
Q2 2011	3,530,830	$0.26	916,250	(179,974)	736,276
Q3 2011	1,251,244	$0.27	332,250	(56,144)	276,106
Q4 2011	-	$-	-	-	-
	8,039,281	$0.26	$2,069,500	$(459,769)	$1,609,731
	12,545,281	$0.23	$2,914,000	$(709,369)	$2,204,631

Common Stock Sold Under Securities Purchase Agreement (SPA)

On October 4, 2011 (the "Closing Date"), the Company and certain accredited investors entered into a SPA and completed a closing of a private offering of 6,178,572 shares of the Company's Common Stock, par value $0.0001 per share and warrants to purchase up to an aggregate of 1,554,645 shares of Common Stock, for aggregate gross proceeds of $1,730,000. The warrants are exercisable for five years from issuance at $0.50 per share and may be exercisable on a cashless basis in certain instances if the underlying shares are not registered under a registration statement. The number of shares of Common Stock to be received upon the exercise of the warrants and the exercise price of the Warrants are subject to adjustment for reverse and forward stock splits, stock dividends, stock combinations and other similar transactions of the Common Stock that occur after the Closing Date.

Wilmington Capital Securities, LLC acted as our placement agent in connection with the Offering. The Placement Agent received a selling commission in cash of 7 per cent of the gross proceeds ($121,100), with an additional $10,000 expense allowance. In addition, the Company issued the Placement Agent a warrant to purchase up to 449,805 shares of Common Stock.

The Company incurred other issuance costs and expenses associated with the SPA, paid in the form of cash or warrants, for an additional $33,674.

In accordance with the terms of the SPA, the Company filed a registration statement (the "Registration Statement") covering 8,183,021 common shares of common stock (the "Registrable Shares"), which included the shares issued under the SPA and shares underlying the warrants issued under the SPA held by the investors (the "Holders"). The Registration Statement went effective January 26, 2012. In the event that the Registration Statement fails to remain effective (an "Event Date") for a period of one year from the Closing Date (the "Effectiveness Period"), the Company shall pay to the Holder an amount in cash, as liquidated damages and not as a penalty, equal to 1.0% of the aggregate purchase price paid by the Holder pursuant to the SPA for the Registrable Shares (excluding Registrable Shares eligible for resale under Rule 144) held by the Holder. In addition on each 30-day anniversary (or pro rata portion thereof) during the Effectiveness Period, the Company shall pay to the Holder an amount in cash, as liquidated damages and not as a penalty, equal to 1.0% of the aggregate purchase price paid by the Holder pursuant to the SPA for any unregistered Registrable Shares (excluding Registrable Shares eligible for resale under Rule 144) then held by the Holder. Furthermore, the damages payable to each Holder shall be limited to the purchase price paid by the Holder pursuant to the SPA for the Registrable Shares held by the Holder on such Event Date.

The following table summarizes transactions under the SPA as follows:

Period	Common Shares	Price	Gross Proceeds	Issuance Costs	Net Proceeds
2011
Q1 2011	-	$-	$-	$-	$-
Q2 2011	-	$-	-	-	-
Q3 2011	-	$-	-	-	-
Q4 2011	6,178,572	$0.28	1,730,000	(164,774)	1,565,226
	6,178,572	$0.28	$1,730,000	$(164,774)	$1,565,226

Other Issues of Common Stock

During the first quarter of 2010 the Company issued 25,000 shares for services valued at $0.18 per share, which resulted in an expense of $4,500.

During the second quarter of 2010, we entered into a consulting agreement with an investor relations group to provide certain corporate promotional material and strategic advice. During the third quarter of 2010, 200,000 shares of common stock were advanced to the consultant for future services. The transaction was valued at $70,000, its fair value at the date of issuance. To date the consultant has not completed the agreed upon services. Accordingly, we terminated the agreement and demanded the return of our stock. Since the agreed services have not been provided, the shares are not considered fully paid for and accordingly have been recorded in Stock Receivable, a contra equity account.

During the fourth quarter of 2010 the Company issued 244,000 shares for investor relations services valued at $0.36 per share, which resulted in an expense of $87,840.

During the first quarter of 2011 the Company issued 78,000 shares for services provided by an employee and consultants valued at $0.42 per share, which resulted in an expense of $33,180.

During the second quarter of 2011 the Company issued 112,641 shares for services provided by employee and consultants valued at $0.37 - $0.42 per share, which resulted in an expense of $45,661.

During the third quarter of 2011 the Company issued 155,790 shares for services provided by employee and consultants valued at $0.38 - $0.40 per share, which resulted in an expense of $60,598.

During the fourth quarter of 2011 the Company issued 19,256 shares for services provided by consultants valued at $0.38 per share, which resulted in an expense of $7,408. In addition, a consultant exercised warrants for 1,236,210 common shares and vested options for 1,266,667 common shares, totaling 2,502,877 common shares for $25,029.

Surrender of Common Stock

During the third quarter of 2011, the 3 principal founding shareholders voluntarily surrendered 7,017,805 common shares, collectively.

Warrants

During 2010, the Company sold shares of its common stock under a PPM as governed by Regulation S. As discussed in the PPM offering, the selling agent has the right to receive warrants to purchase one share of Common Stock of the Company for every ten Shares sold. The exercise price of each warrant is $0.01 per share and such warrants are exercisable for a period of five years from the date of issuance. The warrants were "in the money" upon issuance and their value was charged to financing consulting services. Accordingly, the Company issued warrants based on the private sale of common shares as follows:

Period	Common Shares Sold	Qualified Warrants	Per Share Value	Warrant Value
2010
Q1 2010	1,112,000	111,200	$.17	$18,904
Q2 2010	1,734,000	173,400	.34	58,956
Q3 2010	660,000	61,000	.34	20,740
Q4 2010	1,000,000	100,000	.35	35,000
	4,506,000	445,600	$.30	$133,600

Also during the first quarter of 2010, the Company issued warrants to an investor relations consultant in aggregate to purchase 500,000 shares of common stock at prices ranging from $0.25 to $0.35 per share depending on the tranche. The warrants were recorded at their fair value of $2,071, which resulted in a charge to operations.

During 2011, the Company continued to sell shares of its common stock under the PPM as governed by Regulation S. These sales of common shares also provided a grant warrants to the selling agent under the same terms disclosed above. Accordingly, the Company issued warrants based on the private sale of common shares as follows:

Period	Common Shares Sold	Qualified Warrants	Per Share Value	Warrant Value
2011
Q1 2011	3,257,207	305,100	$.44	$134,244
Q2 2011	3,530,830	-	.36	-
Q3 2011	1,251,244	-	.38	-
Q4 2011	-	-	.35	-
	8,039,281	305,100	$.30	$134,244

Effective for Q2 and Q3 of 2011, the selling agent waived his rights to receive warrants. Accordingly, the Company issued no warrants related to the private sale of shares and accrued no expense for financial consulting services. During Q4 of 2011, no shares were sold privately since the terms of the SPA preclude such activities.

In Q4 2011 the Company completed a closing of a private offering of 6,178,572 shares of the Company's Common Stock, under an SPA. (see Common Stock Sold Under Securities Purchase Agreement (SPA)). The SPA provides the investors with warrants to purchase an aggregate of 1,554,645 shares of Common Stock. In addition, the SPA also grants warrants to purchase 493,485 shares of Common Stock as fees for assisting in the SPA closing.

The following tables present the status of all warrants outstanding at December 31, 2010 and 2011, respectively.

	Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Year Ended December 31, 2010
Outstanding at January 1, 2010	485,510	$0.01	4.0	$169,929
Issued	945,600	0.01	5.0	170,960
Exercised	-	-
Forfeited	-	-
Outstanding at December 31, 2010	1,431,110	$0.01	4.5	$340,889
Exercisable at December 31, 2010	1,431,110	$0.01	4.5	$340,889

Year Ended December 31, 2011
Outstanding at January 1, 2011	1,431,110	$0.01	3.5	$355,200
Issued	2,343,230	0.01	4.2	109,836
Exercised	(1,236,210)	-
Forfeited	-	-
Outstanding at December 31, 2011	2,538,130	$0.01	4.2	$20,000
Exercisable at December 31, 2011	2,538,130	$0.01	4.2	$20,000

The value of warrants issued in 2011 and 2010 were determined using the Black-Scholes-Merton option pricing model and were based on the following assumptions:

	2011	2010

Expected term	5 yrs	3.9-5.0 yrs
Risk free interest rate	.9%	1.56%-2.07%
Stock price volatility	25.0%	28.5%
Dividend yield	0	0

Option

The selling agent engaged by the Company has also entered into a Consulting Agreement under which he assisted the Company in filing a registration statement on Form 10 and quotation of its shares on the Over the Counter Bulletin Board (OTC Markets). The Company has issued an option to the selling agent to purchase 2,000,000 share of common stock at an exercise price of $0.01 per share. At grant date, the option was valued based on the offering price of the PPM of $0.25 per share, which was $480,000. The option expires in five years. The option vests and is exercisable subject to certain lock up and leak out provisions which commence upon the effective date of the Company obtaining OTC Markets listing. Leak out provisions limit exercisability of the option number to 200,000 shares per quarter. During the first quarter of 2010, the Company obtained its trading symbol and accordingly recorded an expense for consulting services of $160,000 in 2010 reflecting the structured vesting.

The following tables present the status of all options outstanding at December 31, 2010 and 2011, respectively.

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Year Ended December 31, 2010
Outstanding at January 1, 2010	0	$0.01	0.0	$0
Issued	2,000,000	0.01	4.5
Exercised	-	-
Forfeited	-	-
Outstanding at December 31, 2010	2,000,000	$0.01	4.5	$720,000
Exercisable at December 31, 2010	666,667	$0.01	4.5	$233,333

Year Ended December 31, 2011
Outstanding at January 1, 2011	2,000,000	$0.01	3.5	$720,000
Issued	-	-
Exercised	(1,266,667)	0.01
Forfeited	-	-
Outstanding at December 31, 2011	733,333	$0.01	3.5	$264,000
Exercisable at December 31, 2011	200,000	$0.01	3.5	$72,000

The value of the options issued in 2010 were determined using the Black-Scholes-Merton option pricing model and were based on the following assumptions:

	2011	2010

Option life	-	5.0 yrs
Risk free interest rate	-	1.56%
Stock price volatility	-	28.5%

Preferred Stock

During the first quarter of 2009 three shareholders of the Company (which at such time constituted all of the shareholders of the Company) exchanged an aggregate of 10,000,000 shares of common stock for 10,000,000 shares of Series A Preferred Stock. As provided under Certificate of Designation for Series A Preferred Stock dated January 14, 2009, but filed in April 2009 and amended in September 2009, each share of Series A Preferred Stock is entitled to 2 votes per share and the Series A Preferred Stock votes together with the Company's common stock, except as otherwise provided under Florida law.

INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 11. - INCOME TAXES

The provision for income taxes for Q212-YTD and Q211-YTD is summarized as follows:

	2012	2011
	(Unaudited)	(Unaudited)
Current:
Federal	$-	$-
State	-	-
Deferred:
Federal	8,656	(86,044)
State	(10,665)	(7,990)
(Decrease) Increase in valuation allowance	(2,010)	94,034

Total provision (benefit) for income taxes	$-	$-

The income tax benefit for Q212-YTD and Q211-YTD was not booked due to the uncertainty of future profitable operations necessary to realize the benefit.

The provision for income taxes for Q212-YTD and Q211-YTD differs from the amount computed by applying the federal statutory rate to income (loss) before provision (benefit) for income taxes as follows:

	2012		2011

Expected provision (benefit) at statutory rate	35.0%		(35.0%	)
State taxes	3.6%		(3.6%	)
Non-deductible expenses	(38.8%	)	-
(Decrease) Increase in valuation allowance	(0.2%	)	38.6%

Total provision (benefit) for income taxes	0.0%		0.0%

Deferred income taxes reflect the net tax effect of tax carry forward items and the temporary differences between the recognition of income and expenses for financial reporting purposes and for tax purposes. The tax effect of these temporary differences representing deferred tax assets and liabilities at June 30, 2012 and December 31, 2011 are as follows:

	2012	2011
	(Unaudited)
Deferred tax assets:
Net operating loss carry-forwards	$714,318	$533,599
Stock-based compensation	(182,729)	-
Total deferred tax assets	531,589	533,599
Valuation allowance	(531,589)	(533,599)
Net deferred tax assets	$-	$-

As of June 30, 2012 and December 31, 2011 the Company had a valuation allowance on its deferred tax assets of $531,589 and $533,599, which relates primarily to net operating losses. The valuation allowance decreased $2,010 in the Q212-YTD.

As of June 30, 2012 and December 31, 2011, the Company had net operating loss carry-forwards of $1,683,720 and $1,446,928, respectively. Unused net operating loss carry-forwards will expire at various dates beginning in 2029 and ending on 2031.

As of June 30, 2012 and December 31, 2011, the Company had no unrecognized tax benefits and accordingly no related accrued interest or penalties.

NOTE 10. - INCOME TAXES

The provision for income taxes for the year ended December 31, 2011 and 2010 is summarized as follows:

	2011	2010
Current:
Federal	$--	$--
State	--	--
Deferred:
Federal	(342,510)	(47,976)
State	(31,804)	(4,455)
Increase (Decrease) in valuation allowance	374,314	52,431

Total provision (benefit) for income taxes	$--	$--

The income tax benefit for the year ended December 31, 2011 and 2010 was not booked due to the uncertainty of future profitable operations necessary to realize the benefit.

The provision for income taxes for the year ended December 31, 2011 and 2010 differs from the amount computed by applying the federal statutory rate to income (loss) before provision (benefit) for income taxes as follows:

	2011	2010

Expected provision(benefit) at statutory rate	-35.0%	-35.0%
State taxes	-3.3%	-3.3%
Valuation allowance for Net Loss	38.3%	38.3%

Total provision (benefit) for income taxes	0.0%	0.0%

Deferred income taxes reflect the net tax effect of tax carry forward items and the temporary differences between the recognition of income and expenses for financial reporting purposes and for tax purposes. The tax effect of these temporary differences representing deferred tax assets and liabilities at December 31, 2011 and December 31, 2010 are as follows:

	2011	2010
Deferred tax assets:
Net operating loss carry-forwards	$533,599	$159,284
	--	--
Total deferred tax assets	533,599	159,284
Valuation allowance	(533,599)	(159,284)
Net deferred tax assets	$--	$--

As of December 31, 2011 and December 31, 2010 the Company had a valuation allowance on its deferred tax assets of $533,599 and $159,284, which relates to net operating losses. The valuation allowance increased $374,315 in 2011. The increase in 2011 was attributable to accumulated net operating loss.

As of December 31, 2011 and December 31, 2010, the Company had net operating loss carry-forwards of $1,446,928 and $466,035, respectively. Unused net operating loss carry-forwards will expire at various dates beginning in 2029 and ending in 2031.

As of December 31, 2011 and 2010, the Company had no unrecognized tax benefit and accordingly no related accrued interest or penalties.

2009 EQUITY INCENTIVE PLAN	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
2009 EQUITY INCENTIVE PLAN [Abstract]
2009 EQUITY INCENTIVE PLAN

NOTE 12. - 2009 EQUITY INCENTIVE PLAN

Overview - The Company initiated a 2009 Equity Incentive Plan (the "Plan") to:

1.	attract and retain the best available personnel for positions of substantial responsibility,

2.	provide additional incentives to Employees, Directors and Consultants, and

3.	promote the success of the Company and the Company's Affiliates.

Options granted under the Plan may be Incentive Stock Options or Nonstatutory Stock Options, as determined by the Administrator at the time of grant. Stock Purchase Rights, time vested and/or performance vested Restricted Stock, Stock Appreciation Rights and Unrestricted Shares may also be granted under the Plan.

Subject to the Plan - The initial maximum number of shares of Common Stock that may be issued under the Plan is 5,000,000 shares. No more than 100,000 Shares of Common Stock may be granted to any one Participant with respect to Options, Stock Purchase Rights and Stock Appreciation Rights during any one calendar year period. Common Stock to be issued under the Plan may be either, authorized and unissued shares or shares held in treasury.

Eligibility - Nonstatutory Stock Options, Stock Purchase Rights, Stock Awards, Stock Appreciation Rights and Unrestricted Shares may be granted to all Service Providers. Incentive Stock Options may be granted only to Employees.

Limitations - Each Option shall be designated as either an Incentive Stock Option or a Nonstatutory Stock Option. However, notwithstanding such designation, if an Employee becomes eligible in any given year to exercise Incentive Stock Options for Shares having a Fair Market Value in excess of $100,000, those Options representing the excess shall be treated as Nonstatutory Stock Options.

Term - The term of each Option shall be stated in the applicable Option Agreement or, if not stated, ten years from the date of grant. However, in the case of an Incentive Stock Option granted to an Optionee who, at the time the Incentive Stock Option is granted, owns, directly or indirectly, stock representing more than ten percent (10%) of the total combined voting power of all classes of stock of the Company and any Parent or Subsidiary, the term of the Incentive Stock Option shall be five (5) years from the date of grant or such shorter term as may be provided in the applicable Option Agreement.

Exercise and Vesting - Unless otherwise determined by the Administrator and provided for in the Option Agreement, each Option shall vest and become exercisable as to one-sixth (1/6) of the Shares subject to the Option on the date that is nine months after the date of grant, and an additional one-sixth (1/6) of the Shares subject to the Option every nine months thereafter until fully vested and exercisable.

NOTE 11. - 2009 EQUITY INCENTIVE PLAN

Overview - The Company initiated a 2009 Equity Incentive Plan (the "Plan") to:

1.	attract and retain the best available personnel for positions of substantial responsibility,
2.	provide additional incentives to Employees, Directors and Consultants, and
3.	promote the success of the Company and the Company's Affiliates.

Options granted under the Plan may be Incentive Stock Options or Nonstatutory Stock Options, as determined by the Administrator at the time of grant. Stock Purchase Rights, time vested and/or performance vested Restricted Stock, Stock Appreciation Rights and Unrestricted Shares may also be granted under the Plan.

Subject to the Plan - The initial maximum number of shares of Common Stock that may be issued under the Plan is 5,000,000 shares. No more than 100,000 Shares of Common Stock may be granted to any one Participant with respect to Options, Stock Purchase Rights and Stock Appreciation Rights during any one calendar year period. Common Stock to be issued under the Plan may be either, authorized and unissued shares or shares held in treasury.

Eligibility - Nonstatutory Stock Options, Stock Purchase Rights, Stock Awards, Stock Appreciation Rights and Unrestricted Shares may be granted to all Service Providers. Incentive Stock Options may be granted only to Employees.

Limitations - Each Option shall be designated as either an Incentive Stock Option or a Nonstatutory Stock Option. However, notwithstanding such designation, if an Employee becomes eligible in any given year to exercise Incentive Stock Options for Shares having a Fair Market Value in excess of $100,000, those Options representing the excess shall be treated as Nonstatutory Stock Options.

Term - The term of each Option shall be stated in the applicable Option Agreement or, if not stated, ten years from the date of grant. However, in the case of an Incentive Stock Option granted to an Optionee who, at the time the Incentive Stock Option is granted, owns, directly or indirectly, stock representing more than ten percent (10%) of the total combined voting power of all classes of stock of the Company and any Parent or Subsidiary, the term of the Incentive Stock Option shall be five (5) years from the date of grant or such shorter term as may be provided in the applicable Option Agreement.

Exercise and Vesting - Unless otherwise determined by the Administrator and provided for in the Option Agreement, each Option shall vest and become exercisable as to one-sixth (1/6) of the Shares subject to the Option on the date that is nine months after the date of grant, and an additional one-sixth (1/6) of the Shares subject to the Option every nine months thereafter until fully vested and exercisable.

SIGNIFICANT CUSTOMERS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SIGNIFICANT CUSTOMERS [Abstract]
SIGNIFICANT CUSTOMERS

NOTE 13. - SIGNIFICANT CUSTOMERS

Our product revenues represent primarily sales of Revita and Spectral DNC, which individually each exceeds 10% of total sales and collectively represent 35% of total sales. Other products, which individually exceed 5% of total sales, are Revita Cor and Spectral DNC-L, which collectively account for another 15% of total sales. We also sell "intro deals", which are an assortment of these primary products, as a means of introducing our products to new customers. Sales of intro deals accounted for 11% of our total sales. The Company sells its products to several categories of customer, which primarily include distributors and salons, several of which represent individually in excess of 10% of total sales. During Q212-YTD our top six customers generated 40% of our sales.

Sales to these customers during Q212-YTD and their accounts receivable at June 30, 2012 were:

Customer	Sales Amount	Percent	Accounts Receivable	Percent

B	$714,506	13%	$307,159	11%

Sales to these customers during Q211-YTD and their accounts receivable at June 30, 2011 were:

Customer	Sales Amount	Percent	Accounts Receivable	Percent

A	$1,210,094	26%	$656,787	38%
B	$ 658,249	14%	$180,298	10%

NOTE 12. - SIGNIFICANT CUSTOMERS

The Company's product revenues represent primarily sales of Revita, Spectral DNC and NR08, which individually each exceeds 10% of total sales and collectively represent 38% of total sales. Intro packs, Revita.cor, and Spectral DNC-L collectively account for another 26% of total sales. During Q411-YTD two customers generated 29% of the Company's sales and 13% of the outstanding accounts receivable balance at December 31, 2011. These customers are distributors of the Company.

Sales to these customers during Q411-YTD and their accounts receivable at December 31, 2011 were:

Customer	Sales Amount	Percent	Accounts Receivable	Percent

B	$1,458,908	16%	$86,746	4%
A	$1,182,570	13%	$184,192	9%

Sales to these customers during Q410-YTD and their accounts receivable at December 31, 2010 were:

Customer	Sales Amount	Percent	Accounts Receivable	Percent

A	$1,051,172	20%	$182,096	15%
B	$1,182,847	22%	$159,300	1%

SIGNIFICANT VENDORS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SIGNIFICANT VENDORS [Abstract]
SIGNIFICANT VENDORS

NOTE 14. - SIGNIFICANT VENDORS

The Company purchases its raw materials from various foreign and domestic suppliers several of which represent individually in excess of 10% of total purchases. Purchases of raw materials consist primarily of basic chemicals and packaging materials. The Company believes that it enjoys cordial relationships with all its suppliers but should the need arise; the Company believes that it could transition to alternate suppliers with minimal adverse impact. It does not have any formal long term purchase agreements with its suppliers. The Company does issue purchase orders based on its production plan, which may be modified or cancelled should its production plan change.

Purchases from significant vendors during Q212-YTD and their accounts payable at June 30, 2012 were:

Vendor	Purchase Amount	Percent	Accounts Payable	Percent

A	$515,683	23%	$35,650	4%
C	$266,088	12%	$77,228	9%

Purchases from significant venders during Q211-YTD and their accounts payable at June 30, 2011 were:

Vendor	Purchase Amount	Percent	Accounts Payable	Percent

A	$596,691	26%	$25,998	4%
B	$306,049	14%	$70,000	11%
C	$302,404	13%	$82,269	13%

NOTE 13. - SIGNIFICANT VENDORS

The Company purchases its raw materials from various foreign and domestic suppliers several of which represent individually in excess of 10% of total purchases. Purchases of raw materials consist primarily of basic chemicals and packaging materials. The Company believes that it enjoys cordial relationships with all its suppliers but should the need arise; the Company believes that it could transition to alternate suppliers with minimal adverse impact. It does not have any formal long term purchase agreements with its suppliers. The Company does issue purchase orders based on its production plan, which may be modified or cancelled should its production plan change. The Company had $412,284 in outstanding purchase orders at December 31, 2011.

Purchases from significant vendors during Q411-YTD and their accounts payable at December 31, 2011 were:

Vendor	Purchase Amount	Percent	Accounts Payables	Percent

A	$1,177,768	27%	$ 0	0%
B	$ 542,154	12%	$122,761	26%

Purchases from significant venders during Q410-YTD and their accounts payable at December 31, 2010 were:

Vendor	Purchase Amount	Percent	Accounts Payable	Percent

A	$443,528	27%	$ 0	0%
B	$ 165,371	10%	$ 0	0%
C	$ 276,400	17%	$ 0	0%

CONSOLIDATION OF VARIABLE INTEREST ENTITY	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
CONSOLIDATION OF VARIABLE INTEREST ENTITY [Abstract]
CONSOLIDATION OF VARIABLE INTEREST ENTITY

NOTE 15. - CONSOLIDATION OF VARIABLE INTEREST ENTITY

The Company holds a variable interest in Velocity Storage and Packaging LLC ("Velocity") an entity for which the Company is the primary beneficiary. Velocity performs packaging and shipping services exclusively for the Company. The Company's variable interest relates to a financing arrangement whereby, all operational expenses including labor costs, facility costs and other operational expenses are reimbursed by the Company at Velocity's cost. The Company has no equity investment in Velocity and Velocity has no assets, liabilities or equity structure of its own. Accordingly, the Company determined that Velocity was a variable interest entity ("VIE") and the Company was the primary beneficiary under the guidance offered in ASC 810-10 since Velocity does not have sufficient equity at risk for the entity to finance its own activities. ASC 810-10 requires that an enterprise consolidate a VIE if that enterprise has a variable interest that will absorb a majority of the entity's expected losses if they occur.

NOTE 14. - CONSOLIDATION OF VARIABLE INTEREST ENTITY

The Company holds a variable interest in Velocity Storage and Packaging LLC ("Velocity") an entity for which the Company is the primary beneficiary. Velocity performs packaging and shipping services exclusively for the Company. The Companies variable interest relates to a financing arrangement whereby, all operational expenses including labor costs, facility costs and other operational expenses are reimbursed by the company at Velocity's cost. The Company has no equity investment in Velocity and Velocity has no assets, liabilities or equity structure of its own. Velocity is financially supported by the Company in the form of reimbursement for 100% of the operational costs. Accordingly, the Company determined that Velocity was a variable interest entity ("VIE") and the Company was the primary beneficiary under the guidance offered in ASC 810-10 since Velocity does not have sufficient equity at risk for the entity to finance its own activities. ASC 810-10 requires that an enterprise consolidate a VIE if that enterprise has a variable interest that will absorb a majority of the entity's expected losses if they occur.

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 16. - SUBSEQUENT EVENTS

Acquisition of our Mexican Distributor

We are currently completing negotiations to acquire our exclusive Mexican distributor. Our intent is to acquire 100%, or the maximum permitted by Mexican law, for primarily stock. During 2011 the distributor represented nearly 10% of our total revenue and has been a distributor of our products for over three years. Based in Mexico City, our distributor has been in operation since 2008 and has approximately 40 employees. The acquisition is subject to conditions to closing, including, but not limited to the Company's satisfactory due diligence of the Mexican entity.

Acquisition of Nutra Origin Brand License

We are also currently completing negotiations to secure an exclusive license to use the Nutra Origin brand. We have been distributing the Nutra Origin brand products for nearly a year and although the brand currently represents a relatively modest portion of our sales, we intend for this brand to expand our personal care product line into the nutraceutical market. Our CEO's father is a part owner and COO of the company that owns the Nutra Origin brand. Although the negotiations are not finalized, we anticipate paying $7,000 to $10,000 per month for an exclusive 10 year license to use the Nutra Origin brand.

NOTE 15. - SUBSEQUENT EVENTS

On March 20, 2012, the Company issued a non binding letter of intent to acquire 100 percent of Divine Skin Laboratories SA de CV ("DSL Mexico") in consideration of shares of common stock of the Company. DSL Mexico was formed in 2008 in Mexico City and it sells and distributes DS Laboratories products exclusively to a network of physicians throughout Mexico. The Mexican company has been a distributor of Divine Skin product for more than three years, representing nearly 10 percent of the Company's revenue in 2011. The closing of the transaction is subject to the negotiation of definitive terms and certain conditions to closing, including, but not limited to, due diligence by both parties and an independent audit of DSL Mexico. Accordingly, there can be no assurance that the acquisition will be completed.

On March 30, 2012, the Company closed on $1.5 million credit facility provided by a financial institution. The credit facility provides for asset based lending collateralized by all assets of the Company. Advances are based on 80% of qualified accounts receivable and 40% of finished goods inventory. The credit facility provides for interest and bank fees, which currently aggregate to 8% (prime plus 3% plus 1.75% asset monitoring fees and other fees) per annum and expires March 24, 2014, and may be renewed under certain conditions. The credit facility is personally guaranteed by our Chief Executive Officer and, under certain conditions, may be called upon demand. The credit facility also provides for a referral fee of 4% per annum for 3 years.

Effective September 15, 2012, the Company issued an aggregate of 4,500,000 shares of common stock to two Company founders pursuant to the conversion terms of 4,500,000 shares of Series A Convertible Preferred Stock held by such persons.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	6 Months Ended
Jun. 30, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of Accounting

Basis of Accounting

The consolidated financial statements are prepared using the accrual basis of accounting where revenues and expenses are recognized in the period in which they were incurred. The basis of accounting conforms to accounting principles generally accepted in the United States of America.

Principles of Consolidation and Presentation

Principles of Consolidation and Presentation

The consolidated financial statements include the accounts of Divine Skin, Inc. and its wholly owned operating subsidiaries DS Laboratories, Inc. (a Florida Corporation), Sigma Development and Holding Co., Inc. and Polaris Labs, Inc. Also included in the consolidated financial statements are the activities of Velocity Storage and Packaging, LLC, which is accounted for as a VIE. All significant intercompany balances and transactions have been eliminated in consolidation.

Interim Condensed Consolidated Financial Statements

Interim Condensed Consolidated Financial Statements

The interim condensed consolidated financial statements presented herein have been prepared pursuant to the rules and regulations of the SEC. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to such rules and regulations. The interim condensed consolidated financial statements should be read in conjunction with the Company's annual consolidated financial statements, notes and accounting policies included in the Company's Annual Report. In the opinion of management, all adjustments which are necessary to provide a fair presentation of financial position as of June 30, 2012 and the related operating results and cash flows for the interim period presented have been made. All adjustments are of a normal recurring nature. The results of operations, for the period presented are not necessarily indicative of the results to be expected for future periods or for the year ending December 31, 2012.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Although these estimates are based on management's knowledge of current events and actions it may undertake in the future, they may ultimately differ from actual results. We believe our estimates and assumptions are reasonable; however, such estimates and assumptions are subject to a number of risks and uncertainties that may cause actual results to differ materially from such estimates. Significant estimates and assumptions underlying these consolidated financial statements include:

·	Estimates of allowances for uncollectable accounts receivable,
·	Estimates of inventory obsolescence and overhead and labor cost allocations,
·	Estimates assuming future earning capacity of our exclusive Brazilian distribution agreement,
·	Estimates of value of equity transactions for services rendered,
·	Estimates of returned or damaged product, and
·	Estimates made in our deferred income tax calculations.

Risks and Uncertainties

Risks and Uncertainties

The Company's business could be impacted by price pressure on its product manufacturing, acceptance of its products in the market place, new competitors, changes in federal and/or state legislation and other factors. The Company also has been experiencing significant growth which puts serious strains on its cash availability requirements. If the Company is unsuccessful in securing adequate liquidity, its plans may be curtailed. Adverse changes in these areas could negatively impact the Company's financial position, results of operations and cash flows.

Cash	Cash Cash equivalents include all highly liquid debt instruments with original maturities of three months or less which are not securing any corporate obligations.
Accounts Receivable

Accounts Receivable

Accounts receivable are reported at net realizable value. The Company establishes an allowance for doubtful accounts based upon factors pertaining to the credit risk of specific customers, historical trends, and other information. Delinquent accounts are written-off when it is determined that the amounts are uncollectible. The Company also provides for allowances against accounts receivables for product returns and cooperative advertising allowances. At June 30, 2012 and December 31, 2011, the provision for doubtful accounts was $139,997 and $114,791 respectively. At June 30, 2012 and December 31, 2011, the Company provided $120,000 and $100,252, respectively for defectives and product returns and $60,000 and $12,400, respectively for advertising credits.

Inventory

Inventory

Inventory is reported at the lower end of cost or market on the first-in, first-out (FIFO) method. Our inventory is subject to expiration and obsolescence, accordingly quantities purchased and sell through rates are periodically monitored for potential overstocking or pending expiration as a basis for establishing the appropriate reserve for any estimated expiration or obsolescence.

Furniture and Equipment

Furniture and Equipment

Furniture and equipment are recorded at cost and depreciation is provided using the straight line depreciation method over the estimated useful lives of the assets, which range from 5 to 7 years. The Company expensed $14,431 and $6,026 in depreciation during the six months ended June 30, 2012 and 2011, respectively. Accumulated depreciation was $74,048 and $59,616 at June 30, 2012 and December 31, 2011, respectively. Expenditures for repairs and maintenance of equipment are charged to expense as incurred. Major replacements and betterments are capitalized and depreciated over the remaining useful lives of the assets.

Long-Lived Assets

Long-Lived Assets

The Company has adopted ASC 360-10, "Accounting for Impairment or Disposal of Long-Lived Assets", which requires that long-lived assets and certain identifiable intangibles held and used by the Company be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Events relating to recoverability may include significant unfavorable changes in business conditions, recurring losses, or a forecasted inability to achieve break-even operating results over an extended period. The Company evaluates the recoverability of long-lived assets based upon forecasted undiscounted cash flows. Should impairment in value be indicated, the carrying value of intangible assets will be adjusted, based on estimates of future discounted cash flows resulting from the use and ultimate disposition of the asset. ASC 360-10 also requires assets to be disposed of be reported at the lower of the carrying amount or the fair value less costs to sell.

Non-Controlling Interest

Non-Controlling Interest

Non-controlling interest consists of the minority owned portion of the Company's 51% owned subsidiary, DS Laboratories Brazil, LTDA (during the reporting period that we were a joint venture partner), and the variable interest held in Velocity Storage Packaging LLC.

During the third quarter of 2011, the Company finalized its disposal of its interests in DS Laboratories Brazil, LTDA.

Revenue Recognition

Revenue Recognition

Revenue is recognized when a product is shipped. The Company manages the collection process for transactions processed on its website, but it outsources its fulfillment (delivery) process to third parties.

The Company's revenue recognition policies are in compliance with ASC Topic 605, "Revenue Recognition", which establishes criteria that must be satisfied before revenue is realized or realizable and earned. The Company recognizes revenue when all of the following four criteria are met:

·	persuasive evidence of a sales arrangement exists,
·	delivery has occurred,
·	the sales price is fixed or determinable and
·	collectability is probable.

Shipping and handling charges related to sales transactions are recorded as sales revenues when billed to customers or included in the sales price in accordance with ASC Topic 605, "Accounting for Shipping and Handling Fees and Costs". Shipping and handling costs are included in cost of revenue.

Research and Development

Research and Development

The Company currently maintains a functional laboratory employing two full time chemists, a part time chemist/consultant and a lab technician that identify new technology, test product alternatives and improve existing formulations. In addition, our founder and CEO devotes a substantial portion of his time in identifying new technologies and formulations to develop new products and improve existing products with the newest technology available. ASC Topic 730, "Accounting for Research and Development Costs" requires such activities be expensed in the year incurred. Such costs include laboratory supplies, salaries, materials and consultant fees. These costs are classified as product development, salaries, selling, general and administrative expenses in the consolidated statements of operations, and amounted to $80,990 and $71,118 for the six months ended June 30, 2012 and 2011, respectively.

Income Taxes

Income Taxes

The Company accounts for income taxes under the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled.

Earnings per share

Earnings per share

The Company computes basic and diluted earnings per share amounts in accordance with ASC Topic 260, "Earnings per Share". Basic earnings per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vest resulting in the issuance of common stock that could share in the earnings of the Company. Vested warrants for 2,538,130 shares and vested options for 193,333 shares were excluded from the earnings per share calculation because they would be anti-dilutive.

Segment Information

Segment Information

ASC Topic 280, "Disclosures about Segments of an Enterprise and Related Information," established standards for the way that public business enterprises report information about operating segments in annual financial statements and requires those enterprises to report selected information about operating segments in interim financial reports issued to stockholders. The Company operates in one segment for management reporting purposes.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as an exit price, which is the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date. The degree of judgment utilized in measuring the fair value of assets and liabilities generally correlates to the level of pricing observability. Financial assets and liabilities with readily available, actively quoted prices or for which fair value can be measured from actively quoted prices in active markets generally have more pricing observability and require less judgment in measuring fair value. Conversely, financial assets and liabilities that are rarely traded or not quoted have less price observability and are generally measured at fair value using valuation models that require more judgment. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency of the asset, liability or market and the nature of the asset or liability. We currently do not have any financial assets and liabilities that are recurring that would require us to disclose them at fair value.

Reclassification	Reclassification Certain reclassifications have been made to conform to prior periods' data to the current presentation. These reclassifications had no effect on reported losses.

INVENTORY (Tables)	6 Months Ended
Jun. 30, 2012
INVENTORY [Abstract]
Schedule of the Significant Components of Inventory

	2012	2011
	(Unaudited)
Bulk product and raw materials	$1,767,949	$1,600,032
Work in process	152,542	-
Merchandise inventory	180,944	375,810
Inventory in transit	266,489	198,942
	$2,367,924	$2,174,784

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

	2012	2011
	(Unaudited)
Advances to employees and associates	$44,814	$28,273

Prepaid IR services	144,000	-
Supplier advances	40,000	-
Other prepaids	24,438	13,000
Prepaid issuance costs - financing	106,526	-
Prepaid consultant services	100,000	100,000
Less amortization	(100,000)	(83,333)

	$359,778	$57,940

INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2012
INTANGIBLE ASSETS [Abstract]
Schedule of Intangible Assets

	2012	2011
	(Unaudited)
Distribution rights in Brazil	$750,000	$750,000
Less: Accumulated amortization	(206,250)	(168,750)
Net distribution rights	543,750	581,250

Pure Guild brand rights	159,086	106,666
Less: Accumulated amortization	(70,400)	(57,600)
Net brand right	88,686	49,066

	$632,436	$630,316

Schedule of Future Amortization Expense for Intangible Assets

	2012	2013	2014	2015	Beyond	Total
Distribution Rights:
Brazil (exclusive)	$37,500	$75,000	$75,000	$75,000	$281,250	$543,750
	$37,500	$75,000	$75,000	$75,000	$281,250	$543,750

ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	6 Months Ended
Jun. 30, 2012
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Accounts Payable and Accrued Expenses

	2012	2011
	(Unaudited)
Trade payables	$882,530	$779,945

Accrued expenses:
Advertising and marketing	84,264	115,136
Production materials	15,356	-
Human resources	50,000	12,500
Labor accrual	111,923	28,709
Consulting services accrual	25,000	34,415
License	30,000	-
Obligation to issue common shares	44,000	-
Other	19,000	15,608
Sales commission	6,311	35,000
	$1,268,384	$1,021,313

COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule Of Future Minimum Operating Lease Payments

	2012	2013	2014	2015	Beyond	Total
Facility Leases:
Miami Beach, FL (HQ)	$-	$-	$-	$-	$-	$-
Deerfield Beach, FL (Production)	22,308	45,657	47,483	20,107	-	135,555
Pompano, FL (Production)	20,193					20,193
Ashville, NC (Sales)	9,900					9,900
	$52,401	$45,657	$47,483	$20,107	$-	$165,648

EQUITY (Tables)	6 Months Ended
Jun. 30, 2012
EQUITY [Abstract]
Schedule of Common Stock Sold Through Private Placement

Period	Common Shares	Price	Gross Proceeds	Issuance Costs	Net Proceeds

2010	4,506,000	$0.19	$844,500	$(249,600)	$594,900
2011
Q1 2011	3,257,207	$0.25	821,000	(223,651)	597,349
Q2 2011	3,530,830	$0.26	916,250	(179,974)	736,276
Q3 2011	1,251,244	$0.27	332,250	(56,144)	276,106
Q4 2011	-	$-	-	-	-
	8,039,281	$0.26	$2,069,500	$(459,769)	$1,609,731
	12,545,281	$0.23	$2,914,000	$(709,369)	$2,204,631

Schedule of Common Stock Sold under Securities Purchase Agreement

Period	Common Shares	Price	Gross Proceeds	Issuance Costs	Net Proceeds

2011
Q4 2011	6,178,572	$0.28	$1,730,000	$(164,774)	$1,565,226

Schedule of Warrants Issued Through Private Stock Sale

Period	Common Shares Sold	Qualified Warrants	Per Share Value	Warrant Value
2011

Q1 2011	3,257,207	$305,100	$.44	$134,244

Q2 2011	3,530,830	-	.36	-

Q3 2011	1,251,244	-	.38	-

Q4 2011	-	-	.35	-

8,039,281	$305,100	$.30	$134,244

Schedule of Outstanding Warrant Activity
	Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Year Ended December 31, 2011
Outstanding at January 1, 2011	1,431,110	$0.01	3.25	$355,200
Issued	2,343,230	0.01	4.2	109,836
Exercised	(1,236,210)	0.01
Forfeited	-	-
Outstanding at December 31, 2011	2,538,130	$0.01	4.2	$20,000
Exercisable at December 31, 2011	2,538,130	$0.01	4.2	$20,000

6 Months Ended June 30, 2012
Outstanding at January 1, 2012	2,538,130	$0.01	4.2	$20,000
Issued	-	-
Exercised	-	-
Forfeited	-	-
Outstanding at June 30, 2012	2,538,130	$0.01	3.75	$-
Exercisable at June 30, 2012	2,538,130	$0.01	3.75	$-

Schedule of Assumptions Used in Valution of Warrants

	2012	2011
Expected term	n/a	5.0 yrs
Risk free interest rate		.9%
Stock price volatility		25.0%
Dividend yield

Schedule of Outstanding Stock Option Activity
	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Year Ended December 31, 2011
Outstanding at January 1, 2011	2,000,000	$0.01	3.5	$720,000
Issued	-	-
Exercised	(1,266,667)	$0.01
Forfeited	-	-
Outstanding at December 31, 2011	733,333	$0.01	3.5	$264,000
Exercisable at December 31, 2011	200,000	$0.01	3.5	$72,000

6 Months Ended June 30, 2012
Outstanding at January 1, 2012	733,333	$0.01	3.5	$264,000
Issued	-	-
Exercised	(407,000)	$0.01
Forfeited	-	-
Outstanding at June 30, 2012	326,333	$0.01	2.6	$168,667
Exercisable at June 30, 2012	193,000	$0.01	2.6	$92,000

INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2012
INCOME TAXES [Abstract]
Schedule of Provision of Income Taxes

	2012	2011
	(Unaudited)	(Unaudited)
Current:
Federal	$-	$-
State	-	-
Deferred:
Federal	8,656	(86,044)
State	(10,665)	(7,990)
(Decrease) Increase in valuation allowance	(2,010)	94,034

Total provision (benefit) for income taxes	$-	$-

Reconciliation of the U.S. Federal Statutory Tax Rate to the Company's Effective Income Tax Rate

	2012		2011

Expected provision (benefit) at statutory rate	35.0%		(35.0%	)
State taxes	3.6%		(3.6%	)
Non-deductible expenses	(38.8%	)	-
(Decrease) Increase in valuation allowance	(0.2%	)	38.6%

Total provision (benefit) for income taxes	0.0%		0.0%

Schedule of Deferred Tax Assets

	2012	2011
	(Unaudited)
Deferred tax assets:
Net operating loss carry-forwards	$714,318	$533,599
Stock-based compensation	(182,729)	-
Total deferred tax assets	531,589	533,599
Valuation allowance	(531,589)	(533,599)
Net deferred tax assets	$-	$-

SIGNIFICANT CUSTOMERS (Tables)	6 Months Ended
Jun. 30, 2012
SIGNIFICANT CUSTOMERS [Abstract]
Schedule of Sales to Significant Customers

Customer	Sales Amount	Percent	Accounts Receivable	Percent

B	$714,506	13%	$307,159	11%

Sales to these customers during Q211-YTD and their accounts receivable at June 30, 2011 were:

Customer	Sales Amount	Percent	Accounts Receivable	Percent

A	$1,210,094	26%	$656,787	38%
B	$ 658,249	14%	$180,298	10%

SIGNIFICANT VENDORS (Tables)	6 Months Ended
Jun. 30, 2012
SIGNIFICANT VENDORS [Abstract]
Schedule of Significant Purchases from Vendors

Purchases from significant vendors during Q212-YTD and their accounts payable at June 30, 2012 were:

Vendor	Purchase Amount	Percent	Accounts Payable	Percent

A	$515,683	23%	$35,650	4%
C	$266,088	12%	$77,228	9%

Purchases from significant venders during Q211-YTD and their accounts payable at June 30, 2011 were:

Vendor	Purchase Amount	Percent	Accounts Payable	Percent

A	$596,691	26%	$25,998	4%
B	$306,049	14%	$70,000	11%
C	$302,404	13%	$82,269	13%

ORGANIZATION AND NATURE OF BUSINESS (Details) (USD $)	3 Months Ended		12 Months Ended	24 Months Ended		3 Months Ended				12 Months Ended			3 Months Ended				3 Months Ended
	Jun. 30, 2012	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2011 Common Stock Securities Purchase Agreement [Member]	Sep. 30, 2011 Common Stock Securities Purchase Agreement [Member]	Jun. 30, 2011 Common Stock Securities Purchase Agreement [Member]	Mar. 31, 2011 Common Stock Securities Purchase Agreement [Member]	Dec. 31, 2011 Common Stock Securities Purchase Agreement [Member]	Sep. 30, 2011 DS Laboratories Brazil LTDA [Member]	Dec. 31, 2011 Joint Venture with DS Laboratories Brazil LTDA [Member]	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Maximum [Member]	Mar. 31, 2009 DS Laboratories Inc. [Member]	Mar. 31, 2009 Sigma Development and Holding Co. [Member]	Jun. 30, 2012 Pure Guild Brand License [Member]
Business Acquisition [Line Items]
Percent of outstanding shares acquired															100.00%	100.00%
Investment value in joint venture												$ 26,000
Percentage of brand license acquired																	100.00%
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Anticipated license expense per month													7,000	10,000
Anticipated license exclusivity period	10 years
Business Combination, Separately Recognized Transactions [Line Items]
Joint venture ownership interest					0.00%						100.00%
Stockholders Equity Note [Line Items]
Completed SPA, net of issuance costs		$ 140,000	$ 1,609,731	$ 2,204,631		$ 1,565,226				$ 1,565,226

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Provision for doubtful accounts receivable	$ 139,997		$ 114,791
Product return and advertising reserve	120,000		112,652
Advertising credits	60,000		12,400
Estimated useful life, minimum	5
Estimated useful life, maximum	7
Depreciation expense	14,431	6,026
Accumulated depreciation	74,048		59,616
Contracted research and development expense	$ 80,990	$ 71,118
Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Anti-dilutive shares from the earnings per share calculation	2,538,130
Stock Options [Member]
Summary Of Significant Accounting Policies [Line Items]
Anti-dilutive shares from the earnings per share calculation	193,333
DS Laboratories Brazil LTDA [Member]
Summary Of Significant Accounting Policies [Line Items]
Interest in subsidiaries	51.00%

INVENTORY (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
INVENTORY [Abstract]
Bulk product and raw materials	$ 1,767,949	$ 1,600,032
Work in process	152,542
Merchandise inventory	180,944	375,810
Inventory in transit	266,489	198,942
Inventory, net, total	2,367,924	2,174,784	1,181,680
Reserve for slow moving inventory	$ 20,000	$ 0

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	3 Months Ended		6 Months Ended	12 Months Ended		3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Investor Relations Firm One [Member]	Jun. 30, 2012 Investor Relations Firm Second [Member]
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Advances to employees and associates			$ 44,814	$ 28,273
Supplier advances			40,000
Other prepaids			24,438	13,000
Prepaid issuance costs - financing			106,526
Prepaid consultant services			100,000	100,000
Less amortization			(100,000)	(83,333)
Prepaid expenses and other current assets, net			359,778	57,940	110,601
Amortization and expense of prepaid consulting services	16,667	8,333
Share-based Goods and Nonemployee Services Transaction [Line Items]
Shares issued (returned) for services						200,000	(200,000)
Shares approved for issuance						400,000
Shares fair value, prepaid						88,000
Prepaid investor relations			$ 144,000				$ 56,000

INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2011 Ds Laboratories Brazil Limited [Member]	Jun. 30, 2012 Distribution Rights In Brazil [Member]	Dec. 31, 2011 Distribution Rights In Brazil [Member]	Dec. 31, 2009 Distribution Rights In Brazil [Member]	Jun. 30, 2012 Pure Guild Brand Rights [Member]	Sep. 30, 2009 Pure Guild Brand Rights [Member]	Jun. 30, 2012 Pure Guild Brand Rights [Member]	Dec. 31, 2011 Pure Guild Brand Rights [Member]	Sep. 30, 2011 Pure Guild Brand Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, gross					$ 750,000	$ 750,000		$ 159,086		$ 159,086	$ 106,666
Finite-lived intangible asset, accumulated amortization					(206,250)	(168,750)		(70,400)		(70,400)	(57,600)
Finite-lived intangible assets, net, total	632,436	630,316			543,750	581,250		88,686		88,686	49,066
Issuance of common stock for intangible asset, shares							3,000,000
Per share value of stock issued for purchase of intangible asset							$ 0.25
Amortization expense of intangible asset					37,500	75,000				12,800	25,600
Joint venture ownership interest			0.00%	100.00%								50.00%
Investment value in joint venture												106,666
Approximate percentage of initial stocking order									70.00%
Amortization period of intangible asset							10	10	5
Percent of outstanding shares acquired								50.00%		50.00%
Purchase price of percentage acquired								$ 52,420		$ 52,420

INTANGIBLE ASSETS (Schedule of Future Amortization Expense for Intangible Assets) (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Finite-Lived Intangible Assets [Line Items]
2012	$ 37,500
2013	75,000
2014	75,000
2015	75,000
Beyond	281,250
Total	543,750
Distribution Rights Brazil (Exclusive) [Member]
Finite-Lived Intangible Assets [Line Items]
2012	37,500
2013	75,000
2014	75,000
2015	75,000
Beyond	281,250
Total	$ 543,750

ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Investor Relations Firm One [Member]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Trade payables	$ 882,530	$ 779,945
Accrued expenses:
Advertising and marketing	84,264	115,136
Production materials	15,356
Human resources	50,000	12,500
Labor accrual	111,923	28,709
Consulting services accrual	25,000	34,415
License	30,000
Obligation to issue common shares	44,000
Other	19,000	15,608
Sales commissions	6,311	35,000
Accounts payable and accrued expenses, total	$ 1,268,384	$ 1,021,313	$ 604,311
Share-based Goods and Nonemployee Services Transaction [Line Items]
Shares approved for issuance				400,000
Shares issued (returned) for services				200,000

CREDIT FACILITY (Details) (USD $)	Jun. 30, 2012	Apr. 06, 2012
CREDIT FACILITY [Abstract]
Credit facility maximum borrowing capacity		$ 1,500,000
Credit facility amount outstanding		580,000
The percentage of total finished goods inventory that determines the amount of allowable advances under the credit facility		40.00%
Credit facility interest rate		8.00%
Prime interest rate spread		3.00%
Percentage rate for monitoring and other fees per terms of credit facility agreement		1.75%
The per annum referral fee percentage rate per terms of credit facility agreement		4.00%
Number of years referral fee is in effect		3
Additional amount that can be borrowed on facility	$ 74,409

COMMITMENTS AND CONTINGENCIES (Leases for Office and Production Facilities) (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2007 Miami Beach, FL (HQ) [Member]	Jun. 30, 2012 Miami Beach, FL (HQ) [Member]	Mar. 31, 2010 Deerfield Beach, FL (Production) [Member]	Jun. 30, 2012 Deerfield Beach, FL (Production) [Member]	Oct. 31, 2011 Pompano, FL (Production) [Member]	Jun. 30, 2012 Pompano, FL (Production) [Member]	Dec. 31, 2007 Ashville, NC (Sales) [Member]	Jun. 30, 2012 Ashville, NC (Sales) [Member]
Operating Leased Assets [Line Items]
Operating leases, rent expense, monthly, net		$ 5,700				$ 6,350
Operating leases, rent expense, annually, net		68,400
Area of the facility				7,500		13,137		570
Operating lease expiration period				5 years				2 years
Operating leases, rent expense, monthly, net, during first year				3,437				1,600
Operating lease renewal option extended period				5 years				2 years
Due in 2012	52,401				22,308		20,193		9,900
Due in 2013	45,657				45,657
Due in 2014	47,483				47,483
Due in 2015	20,107				20,107
Beyond
Total	$ 165,648				$ 135,555		$ 20,193		$ 9,900

COMMITMENTS AND CONTINGENCIES (Pending and Threatened Litigation and Purchase Commitments) (Details) (USD $)	6 Months Ended
	Jun. 30, 2012 Inventories [Member]	Jun. 30, 2012 2 Suppliers Lititgation [Member]	Dec. 31, 2011 2 Suppliers Lititgation [Member]
Loss Contingencies [Line Items]
Accrued value of loss contingency		$ 134,264	$ 143,052
Long-term Purchase Commitment [Line Items]
Purchase orders outstanding	$ 722,951

EQUITY (Common Stock Sold Through Private Placement) (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended		24 Months Ended	3 Months Ended						6 Months Ended	12 Months Ended		24 Months Ended	3 Months Ended
	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Private Placement Memorandum [Member]	Sep. 30, 2011 Private Placement Memorandum [Member]	Jun. 30, 2011 Private Placement Memorandum [Member]	Mar. 31, 2011 Private Placement Memorandum [Member]	Dec. 31, 2010 Private Placement Memorandum [Member]	Mar. 31, 2010 Private Placement Memorandum [Member]	Jun. 30, 2012 Private Placement Memorandum [Member]	Dec. 31, 2011 Private Placement Memorandum [Member]	Dec. 31, 2010 Private Placement Memorandum [Member]	Dec. 31, 2011 Private Placement Memorandum [Member]	Mar. 31, 2010 Minimum [Member] Private Placement Memorandum [Member]	Mar. 31, 2010 Maximum [Member] Private Placement Memorandum [Member]
Stockholders Equity Note [Line Items]
Sales commission, percentage	15.00%											15.00%
Due diligence fee, percentage	5.00%											5.00%
Gross proceeds payment expenses, percentage																		10.00%
Shares issued related to financing, shares	1,112,000			8,039,281		12,545,281		1,251,244	3,530,830	3,257,207	4,506,000			8,039,281	4,506,000	12,545,281
Price per share	$ 0.18			$ 0.26		$ 0.23		$ 0.27	$ 0.26	$ 0.25	$ 0.19		$ 0.25	$ 0.26	$ 0.19	$ 0.23	$ 0.15	$ 0.25
Gross proceeds			$ 1,737,250	$ 2,069,500	$ 844,500	$ 2,914,000		$ 332,250	$ 916,250	$ 821,000	$ 844,500			$ 2,069,500	$ 844,500	$ 2,914,000
Issuance costs			(403,625)	(459,769)	(249,600)	(709,369)		(56,144)	(179,974)	(223,651)	(249,600)			(459,769)	(249,600)	(709,369)
Net proceeds	$ 140,000			$ 1,609,731		$ 2,204,631		$ 276,106	$ 736,276	$ 597,349	$ 594,900			$ 1,609,731	$ 594,900	$ 2,204,631

EQUITY (Common Stock Sold Under Securities Purchase Agreement) (Narrative) (Details) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended		24 Months Ended	0 Months Ended	3 Months Ended				12 Months Ended		0 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Oct. 04, 2011 Common Stock Securities Purchase Agreement [Member]	Dec. 31, 2011 Common Stock Securities Purchase Agreement [Member]	Sep. 30, 2011 Common Stock Securities Purchase Agreement [Member]	Jun. 30, 2011 Common Stock Securities Purchase Agreement [Member]	Mar. 31, 2011 Common Stock Securities Purchase Agreement [Member]	Dec. 31, 2011 Common Stock Securities Purchase Agreement [Member]	Jan. 26, 2012 Common Stock Securities Purchase Agreement [Member]	Oct. 04, 2011 Common Stock Securities Purchase Agreement [Member] Wilmington Capital Securities, LLC [Member]
Stockholders Equity Note [Line Items]
Shares issued related to financing, shares			1,112,000			8,039,281		12,545,281	6,178,572	6,178,572				6,178,572
Common stock, par value per share	$ 0.001			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Warrants available to purchase, shares									1,554,645							449,805
Gross proceeds					$ 1,737,250	$ 2,069,500	$ 844,500	$ 2,914,000		$ 1,730,000				$ 1,730,000
From date of issuance, exercisable period of time									5 years
Strike price of warrants									$ 0.5
Sales commission, percentage			15.00%													7.00%
Registered shares															8,183,021
Other issuance costs and expenses									33,674
Commissions and consulting	399,735	438,532		699,535	698,382											121,100
Additional expense allowance	$ 410,485	$ 271,220		$ 873,835	$ 549,059											$ 10,000

EQUITY (Schedule of Common Stock Sold under Securities Purchase Agreement) (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended		24 Months Ended	0 Months Ended	3 Months Ended				12 Months Ended
	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Oct. 04, 2011 Common Stock Securities Purchase Agreement [Member]	Dec. 31, 2011 Common Stock Securities Purchase Agreement [Member]	Sep. 30, 2011 Common Stock Securities Purchase Agreement [Member]	Jun. 30, 2011 Common Stock Securities Purchase Agreement [Member]	Mar. 31, 2011 Common Stock Securities Purchase Agreement [Member]	Dec. 31, 2011 Common Stock Securities Purchase Agreement [Member]
Stockholders Equity Note [Line Items]
Shares issued related to financing, shares	1,112,000			8,039,281		12,545,281	6,178,572	6,178,572				6,178,572
Price per share	$ 0.18			$ 0.26		$ 0.23		$ 0.28				$ 0.28
Gross proceeds			$ 1,737,250	$ 2,069,500	$ 844,500	$ 2,914,000		$ 1,730,000				$ 1,730,000
Less issuance costs			(403,625)	(459,769)	(249,600)	(709,369)		(164,774)				(164,774)
Net proceeds	$ 140,000			$ 1,609,731		$ 2,204,631		$ 1,565,226				$ 1,565,226

EQUITY (Other Issues and Surrender of Common Stock) (Details) (USD $)	3 Months Ended							6 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2010	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity Note [Line Items]
Employee/associate compensation								$ 133,316	$ 70,096	$ 4,500
Employee/associate compensation, per share	$ 0.26	$ 0.34	$ 0.38			$ 0.42
Employee/associate compensation, shares	1,087,640	281,818	19,256	155,790	112,641	78,000
Share based compensation expense	241,528	89,182	7,408	60,598	45,661	33,180
Exercised	4,070							4,070	25,029
Exercised, shares	407,000		2,502,877
Revenue allowance	100,000	30,000
Distributor award, shares		88,235
Distributor award second issuance, shares	385,136
Surrendered by founders, shares							7,017,805
Number of principal founding shareholders that surrendered common shares		3
Warrants [Member]
Stockholders Equity Note [Line Items]
Exercised, shares			1,236,210
Vested Options [Member]
Stockholders Equity Note [Line Items]
Exercised	$ 4,070
Exercised, shares	407,000		1,266,667
Minimum [Member]
Stockholders Equity Note [Line Items]
Employee/associate compensation, per share	$ 0.2	$ 0.31		$ 0.38	$ 0.37
Maximum [Member]
Stockholders Equity Note [Line Items]
Employee/associate compensation, per share	$ 0.28	$ 0.32		$ 0.4	$ 0.42

EQUITY (Warrants) (Details) (USD $)	3 Months Ended				6 Months Ended	12 Months Ended		24 Months Ended	0 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended					12 Months Ended		24 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2010	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Oct. 04, 2011 Common Stock Securities Purchase Agreement [Member]	Dec. 31, 2011 Common Stock Securities Purchase Agreement [Member]	Sep. 30, 2011 Common Stock Securities Purchase Agreement [Member]	Jun. 30, 2011 Common Stock Securities Purchase Agreement [Member]	Mar. 31, 2011 Common Stock Securities Purchase Agreement [Member]	Dec. 31, 2011 Common Stock Securities Purchase Agreement [Member]	Dec. 31, 2011 Private Placement Memorandum [Member]	Sep. 30, 2011 Private Placement Memorandum [Member]	Jun. 30, 2011 Private Placement Memorandum [Member]	Mar. 31, 2011 Private Placement Memorandum [Member]	Dec. 31, 2010 Private Placement Memorandum [Member]	Dec. 31, 2011 Private Placement Memorandum [Member]	Dec. 31, 2010 Private Placement Memorandum [Member]	Dec. 31, 2011 Private Placement Memorandum [Member]	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]
Stockholders Equity Note [Line Items]
Shares issued related to financing, shares				1,112,000		8,039,281		12,545,281	6,178,572	6,178,572				6,178,572		1,251,244	3,530,830	3,257,207	4,506,000	8,039,281	4,506,000	12,545,281
Qualified warrants						305,100												305,100
Per share value	$ 0.35	$ 0.38	$ 0.36			$ 0.3												$ 0.44
Issued for financial consulting services						$ 134,244	$ 252,193											$ 134,244
Warrants available to purchase, shares									1,554,645
Additional warrants granted	493,485					493,485		493,485
Warrants
Outstanding, beginning balance																							2,538,130	1,431,110
Issued																								2,343,230
Exercised					(407,000)	1,266,667																		(1,236,210)
Forfeited
Outstanding, ending balance																							2,538,130	2,538,130
Exercisable																							2,538,130	2,538,130
Weighted average exercise price
Issued																								$ 0.01
Exercised																								$ 0.01
Forfeited
Outstanding, ending balance																							$ 0.01
Exercisable																							$ 0.01	$ 0.01	$ 0.01
Weighted average remaining contractual term
Outstanding, beginning balance																							4.2	3.25
Issued																								4.2
Outstanding, ending balance																							3.75	4.2
Exercisable																							3.75	4.2
Aggregate intrinsic value
Outstanding, beginning balance																							20,000	355,200
Issued																								109,836
Exercisable
Outstanding, ending balance																								$ 20,000
Fair value assumptions
Pricing model used																								Black-Scholes-Merton
Expected term																								5
Risk free interest rate																								0.90%
Stock price volatility																								25.00%
Dividend yield																								0.00%

EQUITY (Stock Options) (Details) (USD $)	3 Months Ended							6 Months Ended		12 Months Ended	24 Months Ended		3 Months Ended						6 Months Ended	12 Months Ended		24 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012 Issuance of Equity Private Placement Memorandum [Member]	Dec. 31, 2011 Issuance of Equity Private Placement Memorandum [Member]	Sep. 30, 2011 Issuance of Equity Private Placement Memorandum [Member]	Jun. 30, 2011 Issuance of Equity Private Placement Memorandum [Member]	Mar. 31, 2011 Issuance of Equity Private Placement Memorandum [Member]	Dec. 31, 2010 Issuance of Equity Private Placement Memorandum [Member]	Jun. 30, 2012 Issuance of Equity Private Placement Memorandum [Member]	Dec. 31, 2011 Issuance of Equity Private Placement Memorandum [Member]	Dec. 31, 2010 Issuance of Equity Private Placement Memorandum [Member]	Dec. 31, 2011 Issuance of Equity Private Placement Memorandum [Member]
Options
Outstanding, beginning		733,333				2,000,000		733,333	2,000,000	2,000,000
Issued
Exercised								407,000		(1,266,667)
Forfeited
Outstanding, ending	326,333		733,333					326,333		733,333	733,333
Weighted average exercise price, beginning		$ 0.01				$ 0.01		$ 0.01	$ 0.01	$ 0.01
Weighted average exercise price, issued
Weighted average exercise price, exercised	$ 0.01		$ 0.01					$ 0.01		$ 0.01	$ 0.01
Weighted average exercise price, forfeited
Weighted average exercise price, ending	$ 0.01		$ 0.01					$ 0.01		$ 0.01	$ 0.01
Weighted average remaining contractual term	3.5		3.5					3.5		3.5	3.5	3.5
Aggregate intrinsic value	$ 168,667		$ 264,000					$ 168,667		$ 264,000	$ 264,000	$ 720,000
Options exercisable	193,000		200,000					193,000		200,000	200,000
Options exercisable, weighted average exercise price	$ 0.01		$ 0.01					$ 0.01		$ 0.01	$ 0.01
Options exercisable, weighted average remaining contractual term (in years)								2.6		3.5
Options exercisable, intrinsic value	92,000		72,000					92,000		72,000	72,000
Price per share							$ 0.18			$ 0.26	$ 0.23				$ 0.27	$ 0.26	$ 0.25	$ 0.19	$ 0.25	$ 0.26	$ 0.19	$ 0.23
From date of issuance, exercisable period of time																			5 years
Grant date value																			480,000
Exercisable number of shares per quarter, maximum																			200,000
Commissions and consulting	399,735				438,532			699,535	698,382												160,000
Share based compensation expense	$ 241,528	$ 89,182	$ 7,408	$ 60,598	$ 45,661	$ 33,180							$ 96,000						$ 96,000

EQUITY (Preferred Stock) (Details)	3 Months Ended
Sep. 30, 2009
EQUITY [Abstract]
Number of voting rights per share of Series A Preferred Stock	2

INCOME TAXES (Schedule for Provision for Income Taxes) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Current:
Federal
State
Deferred:
Federal	8,656	(86,044)
State	(10,665)	(7,990)
(Decrease) increase in valuation allowance	(2,010)	94,034
Total provision (benefit) for income taxes

INCOME TAXES (Reconciliation for Provision for Income Taxes Percentage) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Expected provision (benefit) at statutory rate	35.00%	(35.00%)
State taxes	3.60%	(3.60%)
Non-deductible expenses	(38.80%)
Increase in valuation allowance	(0.02%)	38.60%
Total provision (benefit) for income taxes	0.00%	0.00%

INCOME TAXES (Schedule for Deferred Tax Assets and Liabilities) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carry-forwards	$ 714,318	$ 533,599
Stock-based compensation	(182,729)
Total deferred tax assets	531,589	533,599
Valuation allowance	(531,589)	(533,599)
Net deferred tax assets
(Decrease) increase in valuation allowance	(2,010)	94,034
Net operating loss carryforwards	$ 1,683,720	$ 1,446,928
Net operating loss carry forward expiration dates	2029 through 2031

2009 EQUITY INCENTIVE PLAN (Details) (2009 Equity Incentive Plan [Member], USD $)	6 Months Ended
Jun. 30, 2012
2009 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under plan	5,000,000
Maximum number of shares issuable to one employee during one calendar year	100,000
The fair market value threshold, that if achieved by option holders, will cause any excess options to be treated as Nonstatutory Stock Options	$ 100,000
Term of Option, unless otherwise stated in Option Agreement (in years)	10
The term for options held by holders of more than 10% of the total combined voting power of all classes of stock of the Company and any Parent or Subsidiary (in years)	5

SIGNIFICANT CUSTOMERS (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Sales Amount	$ 3,804,651	$ 2,330,524	$ 5,913,075	$ 4,679,980	$ 10,368,735	$ 5,401,957
Accounts Receivable	2,483,095		2,483,095		1,888,453	737,954
Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Accounts Receivable		656,787		656,787
Concentration risk percentage		38.00%		38.00%
Customer A [Member] | Sales Amount [Member]
Concentration Risk [Line Items]
Sales Amount				1,210,094
Concentration risk percentage		26.00%		26.00%
Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Accounts Receivable	307,159	180,298	307,159	180,298
Concentration risk percentage	11.00%	10.00%	11.00%	10.00%
Customer B [Member] | Sales Amount [Member]
Concentration Risk [Line Items]
Sales Amount			$ 714,506	$ 658,249
Concentration risk percentage	13.00%	14.00%	13.00%	14.00%
Revita and Spectral DNC [Member] | Sales Amount [Member]
Concentration Risk [Line Items]
Concentration risk percentage	35.00%		35.00%
Other products, Revita Cor and Spectral DNC-L [Member] | Sales Amount [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.00%		15.00%
Intro Deals Concentration Risk [Member] | Sales Amount [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%		11.00%

SIGNIFICANT VENDORS (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Vendor A [Member] | Purchase Amount [Member]
Concentration Risk [Line Items]
Purchase Amount	$ 515,683	$ 592,691
Concentration risk percentage	23.00%	26.00%
Vendor A [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	4.00%	4.00%
Accounts Payable	36,650	25,998
Vendor B [Member] | Purchase Amount [Member]
Concentration Risk [Line Items]
Purchase Amount		306,049
Concentration risk percentage		14.00%
Vendor B [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%
Accounts Payable		70,000
Vendor C [Member] | Purchase Amount [Member]
Concentration Risk [Line Items]
Purchase Amount	266,088	302,404
Concentration risk percentage	12.00%	13.00%
Vendor C [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	9.00%	13.00%
Accounts Payable	$ 77,228	$ 82,269

SUBSEQUENT EVENTS (Details) (USD $)	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 Mexican Distributor [Member]
Subsequent Event [Line Items]
Percent of outstanding shares acquired				100.00%
Entity Number of Employees				40
Period of time using distributor				3 years
Anticipated license expense per month		$ 7,000	$ 10,000
Anticipated license exclusivity period	10 years